UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No.	/ /

(Check appropriate box or boxes)

FLEXSHARES TRUST
(Exact Name of Registrant as Specified in Charter)

855-353-9383
Registrant’s Area Code and Telephone Number

50 South LaSalle Street, Chicago, Illinois 60603
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Name and Address of Agent for Service:	with a copy to:
Michael D. Mabry, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-6996	Himanshu Surti Jose Del Real, Esq. Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Shares of Beneficial Interest, no par value, of FlexShares® International Quality Dividend Index Fund and FlexShares® Quality Dividend Index Fund, each aseries of FlexShares® Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective on June 9, 2023 pursuant to Rule 488 under the Securities Act of 1933.

FLEXSHARES® TRUST

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND
NYSE Arca, Inc.: IQDE
FLEXSHARES® QUALITY DIVIDEND DYNAMIC INDEX FUND
NYSE Arca, Inc.: QDYN

50 South LaSalle Street
Chicago, Illinois 60603
855-353-9383

IMPORTANT SHAREHOLDER INFORMATION

The enclosed Joint Prospectus/Information Statement is being provided to inform you that each of FlexShares® International Quality Dividend Defensive Index Fund and FlexShares® Quality Dividend Dynamic Index Fund (each, a “Target Fund” and together, the “Target Funds”), each a series of FlexShares® Trust (the “Trust”) will each be reorganized with and into other series of the Trust (each, an “Acquiring Fund” and together, the “Acquiring Funds”), as follows (each, a “Reorganization” and together, the “Reorganizations”), on or about June 30, 2023 (“Reorganization Date”):

Target Funds	Acquiring Funds
FlexShares® International Quality Dividend Defensive Index Fund, a series of FlexShares® Trust	FlexShares® International Quality Dividend Index Fund, a series of FlexShares® Trust
FlexShares® Quality Dividend Dynamic Index Fund, a series of FlexShares® Trust	FlexShares® Quality Dividend Index Fund, a series of FlexShares® Trust

The Joint Prospectus/Information Statement discusses the Reorganizations and provides you with information that you should consider.  The Board of Trustees of Trust approved the Reorganizations and concluded that each Reorganization is in the best interests of each Target Fund and its shareholders.

Please review the information in the Joint Prospectus/Information Statement. You do not need to take any action regarding your account because no shareholder vote is required.  On the Reorganization Date, your shares of the Target Fund(s) will be converted automatically at their net asset value into shares of the corresponding Acquiring Fund (except for any fractional shares of your Target Fund(s), for which you will receive cash in lieu of fractional shares of the corresponding Acquiring Fund).

If you have any questions, please call the Trust toll-free at 855-353-9383.

SUBJECT TO COMPLETION
THE INFORMATION IN THIS JOINT PROSPECTUS/INFORMATION STATEMENT IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS JOINT PROSPECTUS/INFORMATION STATEMENT IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

FLEXSHARES® TRUST

50 South LaSalle Street
Chicago, Illinois 60603
855-353-9383

JOINT PROSPECTUS/INFORMATION STATEMENT

Dated [___], 2023

Acquisition of the Assets of:
FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND NYSE Arca, Inc.: IQDE (a series of FlexShares® Trust)
By and in exchange for shares of:
FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND NYSE Arca, Inc.: IQDF (a series of FlexShares® Trust)

Acquisition of the Assets of:
FLEXSHARES® QUALITY DIVIDEND DYNAMIC INDEX FUND NYSE Arca, Inc.: QDYN (a series of FlexShares® Trust)
By and in exchange for shares of:
FLEXSHARES® QUALITY DIVIDEND INDEX FUND NYSE Arca, Inc.: QDF (a series of FlexShares® Trust)

This Joint Prospectus/Information Statement is being furnished to shareholders of FlexShares® International Quality Dividend Defensive Index Fund and FlexShares® Quality Dividend Dynamic Index Fund (each, a “Target Fund” and together, the “Target Funds”). Each Target Fund is a series of FlexShares® Trust (the “Trust”). Each of the Target Funds will be reorganized into its corresponding series of the Trust (each an “Acquiring Fund” and together the “Acquiring Funds”), as indicated below (each, a “Reorganization” and together, the “Reorganizations”), on or about June 30, 2023 (“Reorganization Date”):

Target Funds	Acquiring Funds
FlexShares® International Quality Dividend Defensive Index Fund, a series of FlexShares® Trust	FlexShares® International Quality Dividend Index Fund, a series of FlexShares® Trust
FlexShares® Quality Dividend Dynamic Index Fund, a series of FlexShares® Trust	FlexShares® Quality Dividend Index Fund, a series of FlexShares® Trust

The Target Funds and Acquiring Funds together are referred to as the “Funds,” and each, a “Fund.”

Pursuant to an Agreement and Plan of Reorganization (the “Agreement and Plan”): (i) all of a Target Fund’s assets, property, receivables goodwill and other intangible property, any deferred or prepaid expenses shown as an asset on the books of such Target Fund as of the closing time of the applicable Reorganization, and all interests, rights,
i

privileges and powers, other than such Target Fund’s rights under the Agreement and Plan on the Reorganization Date of the applicable Reorganization (“Assets”) will be acquired by the corresponding Acquiring Fund, and (ii) each Acquiring Fund will assume the liabilities of the corresponding Target Fund, in exchange for shares of the Acquiring Fund, plus cash in lieu of fractional shares, if any. According to the Agreement and Plan, each Target Fund will be liquidated and dissolved following its Reorganization. The Board of Trustees of the Trust (the “Board”) has approved the Agreement and Plan and each Reorganization.  Shareholders of the Target Funds are not required to and are not being asked to approve the Agreement and Plan or the Reorganizations. Pursuant to the Agreement and Plan, shareholders of a Target Fund will receive Acquiring Fund shares, plus cash in lieu of fractional shares, if any, that have the equivalent aggregate net asset value (“NAV”) to their shares of the Target Fund.

The investment objectives, principal investment strategies, and principal risks of each Target Fund are similar to, but also differ in certain respects from, those of the related Acquiring Fund. This Joint Prospectus/Information Statement provides important information regarding such differences, as well as similarities, that shareholders should consider in determining whether an investment in the Acquiring Fund(s) is appropriate for them.

Shares of the Funds are listed for trading on NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of a Fund may be different from that Fund’s most recent NAV per share.

Each Fund is a diversified series of the Trust.  Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of each of the Funds.

This Joint Prospectus/Information Statement sets forth the information that you should know about the Reorganizations. You should retain this Joint Prospectus/Information Statement for future reference.  A Statement of Additional Information dated [___], 2023 (the “Statement of Additional Information” or “SAI”), relating to this Joint Prospectus/Information Statement, contains additional information about the Acquiring Funds and the Reorganizations, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectuses of the Target Funds and the Acquiring Funds are intended to provide you with information about the Funds and are incorporated herein by reference. Relevant information about the Funds’ prospectuses is as follows:

Target Fund Prospectus	Acquiring Fund Prospectus
FlexShares® International Quality Dividend Defensive Index Fund – dated March 1, 2023 (1933 Act File No. 333-173967)	FlexShares® International Quality Dividend Index Fund – dated March 1, 2023 (1933 Act File No. 333-173967)
FlexShares® Quality Dividend Dynamic Index Fund – dated March 1, 2023 (1933 Act File No. 333-173967)	FlexShares® Quality Dividend Index Fund – dated March 1, 2023, (1933 Act File No. 333-173967)

The Funds’ prospectuses, annual and semiannual reports and their SAIs are available free on the Trust’s website at flexshares.com, and upon request by calling the Funds at 1-855-FLEXETF (1-855-353-9383) or by sending an email request to: info@flexshares.com.

Other information about the Funds is available on the EDGAR Database on the SEC’s internet site at sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Joint Prospectus/Information Statement.  Any representation to the contrary is a criminal offense.

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JOINT PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

THE REORGANIZATIONS	1
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS, AND INVESTMENT RESTRICTIONS	1
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Target Funds compare against those of the Acquiring Funds?	1
INFORMATION ABOUT THE FUNDS	13
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?	13
How can I compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?	14
What are the general tax consequences of the Reorganizations?	15
Who manages the Funds?	16
How do the performance records of the Funds compare?	18
Where can I find more financial information about the Funds?	23
What are other key features of the Funds?	23
REASONS FOR THE REORGANIZATIONS	25
INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN	26
How will the Reorganizations be carried out?	26
Who will pay the expenses of the Reorganization?	27
What are the tax consequences of each Reorganization?	27
What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?	29
Do the Trustees and Officers own shares of the Funds?	30
Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?	30
MORE INFORMATION ABOUT THE FUNDS	31
EXHIBITS TO JOINT PROSPECTUS/INFORMATION STATEMENT	32

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THE REORGANIZATIONS
At a meeting held on March 23, 2023, the Board, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Trustees”), on behalf of each of the Funds, considered the proposal to reorganize each Target Fund with and into its corresponding Acquiring Fund, and approved the Agreement and Plan with respect to each Reorganization.

The Reorganizations will result in your Target Fund shares being exchanged for Acquiring Fund shares equal in value to (but having a different price per share than) your shares of the Target Fund(s), plus cash in lieu of fractional shares, if any. This means that you will cease to be a Target Fund shareholder and will become an Acquiring Fund shareholder. This exchange will occur on a date agreed upon by the parties to the Agreement and Plan, which is currently anticipated to occur on or around the Reorganization Date.

For the reasons set forth below under “Reasons for the Reorganization,” the Board has determined that participation by each Fund in its Reorganization is in the best interests of each Target Fund and its corresponding Acquiring Fund.  The Board has also concluded that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganizations.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS, AND INVESTMENT RESTRICTIONS

How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Target Funds compare against those of the Acquiring Funds?
This section will help you compare the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Target Funds and the Acquiring Funds. More complete information about a Fund may be found in that Fund’s prospectus and SAI.  For a complete description of an Acquiring Fund’s investment objectives, principal investment strategies, and principal risks, you should read the Acquiring Fund’s prospectus.

REORGANIZATION OF FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND INTO FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

Investment Objectives.  Each Fund is a passively managed index exchange traded fund (“ETF”) that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of each Fund’s respective underlying index (each, an “Underlying Index”). The Target Fund and Acquiring Fund have similar, but not identical, principal investment objectives, as described in each of their Prospectuses, and included below.

FlexShares® International Quality Dividend Defensive Index Fund (Target Fund)	FlexShares® International Quality Dividend Index Fund (Acquiring Fund)
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust International Quality Dividend Defensive IndexSM (the “IQDE Underlying Index”).

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust International Quality Dividend IndexSM (the “IQDF Underlying Index”).

The IQDE Underling Index and the IQDF Underlying Index both select constituents from the Northern Trust International Large Cap Index (the “Parent Index”), a float-adjusted market-capitalization weighted index of non-US domiciled large- and mid-capitalization companies.

The IQDE Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, provide exposure to a high-quality income-oriented universe of long-only international securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and a targeted overall beta that is generally between 0.5 to 1.0 times that of the Parent Index.

The IQDF Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, provide exposure to a high-quality income-oriented universe of long-only international securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and a targeted overall beta that is similar to that of the Parent Index.

Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

As part of the Reorganization, the Target Fund must transfer its portfolio securities, investments and other assets to the Acquiring Fund as of the closing time of its Reorganization or as soon as practicable thereafter. Because the Target Fund holds certain emerging markets securities that are not eligible for transfer in-kind to the Acquiring Fund, the Target Fund will dispose of those emerging markets securities for cash prior to the closing time of its Reorganization. To the extent that it does so, the Target Fund may be unable to fully meet its investment objective as described above.

Principal Investment Strategies. The Target Fund and Acquiring Fund have substantially similar principal investment strategies, except that the Target Fund and Acquiring Fund have different underlying indices that target different market beta exposure to the same parent index, as described above. The Acquiring Fund’s principal investment strategies are included below.  Information about the Target Fund’s principal investment strategies is incorporated by reference from the current prospectus of the Target Fund and is available free on the Trust’s website at flexshares.com, and upon request by calling the Trust at 1-855-FLEXETF (1-855-353-9383) or by sending an email request to: info@flexshares.com.

FlexShares® International Quality Dividend Index Fund (Acquiring Fund)

The Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, provide exposure to a high-quality income-oriented universe of long-only international securities issued by non-U.S.- based companies, with an emphasis on long-term capital growth and a targeted overall beta that is similar to that of the Northern Trust International Large Cap Index (the “Parent Index”), a float-adjusted market-capitalization weighted index of non-US domiciled large- and mid-capitalization companies. Beta represents the market sensitivity, relative to a given market index and time period, and is one measure of volatility.

To derive the Underlying Index, NTI, acting in its capacity as the index provider (the “Index Provider”), begins with all securities in the Parent Index and then removes those securities that rank in the lowest quintile of quality based on a proprietary scoring model, as well as those which do not pay a dividend. The core components of the proprietary quality scoring model are based on quantitative ranking and various metrics obtained from company filings. These scores have three components: (i) management efficiency (e.g., corporate finance activities and corporate governance); (ii) profitability (e.g., reliability and sustainability of financial performance); and (iii) cash flow (e.g., cash flow generation). The Index Provider then uses an optimization process to select and weight eligible securities in order to (a) maximize the overall quality score relative to the Parent Index; (b) attain an aggregate dividend yield in excess of the Parent Index; and (c) achieve the desired beta target. The optimization process also includes sector, industry group, region, country, single-security weight and turnover constraints to assist in reducing the Underlying Index’s overall active risk exposure to any one single factor. As of December 31, 2022, there were 196 issues in the Underlying Index. The Underlying Index is governed by transparent, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions and is reconstituted quarterly. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index.

NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.

Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts and foreign currency contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.

The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

From time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular countries or geographic regions.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Investment Risks. As with any investment, you could lose all or part of your investment in a Fund, and a Fund’s performance could trail that of other investments. Each Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in a Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully. Each Fund’s principal risks, as listed in their prospectuses, are included below.

The principal investment risks for the Target Fund and Acquiring Fund are identical. Even though the Target Fund and Acquiring Fund share the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Target Fund and Acquiring Fund share a substantially similar risk/return profile.

Equity Securities Risk is the risk that the values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.

Mid Cap Stock Risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Foreign Securities Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of the Fund’s investments to decline. Foreign banks, agents and securities depositories that hold the Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.

Emerging Markets Risk is the risk that emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investments than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volumes and greater price volatility than companies in more developed markets. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Geographic Risk is the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if the Fund’s investments were not so concentrated in such country or region.

Concentration Risk is the risk that, if the Fund is concentrated in a particular industry or group of industries, the Fund is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Dividend Risk is the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk is the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility that is lower than that of the Parent Index, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

Quality Factor Risk is the risk that the past performance of companies that have exhibited quality characteristics does not continue or the returns on securities issued by such companies may be less than returns from other styles of investing or the overall stock market. There may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

Depositary Receipts Risk Foreign securities may trade in the form of depositary receipts. In addition to investment risks associated with the underlying issuer, depositary receipts may expose the Fund to additional risks associated with non-uniform terms that apply to depositary receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, market risks and the risks of an illiquid market for depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depositary receipts.

Market Risk is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, or volatility in the equity markets. Market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments and could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s NAV. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to the risks described elsewhere in this summary will likely increase. Market disruptions, regulatory restrictions or other abnormal market conditions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track its Underlying Index or cause delays in the Underlying Index’s rebalancing or reconstitution schedule. During any such delay, it is possible that the Underlying Index and, in turn, the Fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing or reconstitution schedule.

Index Risk is the risk that the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, the Underlying Index, even if that security generally is underperforming, because unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Additionally, the Fund rebalances and/or reconstitutes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance and/or reconstitution schedule will result in corresponding changes to the Fund’s rebalance and/or reconstitution schedule.

Tracking Error Risk is the risk that the Fund’s performance may vary from the performance of the Underlying Index as a result of creation and redemption activity, transaction costs, expenses and other factors.

Sampling Risk is the risk that the Fund’s use of a representative sampling approach may result in increased tracking error because the securities selected for the Fund in the aggregate may vary from the investment profile of the Underlying Index. Additionally, the use of a representative sampling approach may result in the Fund holding a smaller number of securities than the Underlying Index, and, as a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index.

Authorized Participant Concentration Risk is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be heightened because of its investments in non- U.S. securities.

Calculation Methodology Risk is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Underlying Index guaranteed. A security included in the Underlying Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund’s holdings may not exhibit returns consistent with that characteristic or exposure.

Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Derivatives Risk is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

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Futures Contracts Risk is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

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Options Contracts Risk Options contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the investment adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the investment adviser, thus limiting the ability to implement the Fund’s strategies.

•
Forward Foreign Currency Contracts Risk is the risk that, if forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.

Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

Valuation Risk is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Fundamental Investment Restrictions. The Target Fund and Acquiring Fund have adopted identical fundamental investment restrictions.  The fundamental investment restrictions of the Funds, which are enumerated below, may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund’s outstanding shares. The term “majority of the outstanding shares” of either the Trust or a particular Fund or another investment portfolio of the Trust means, the vote of the lesser of: (i) 67% or more of the shares of the Trust or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund or portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Trust or such Fund or portfolio.

No Fund may:

1. Make loans, except through: (a) the purchase of debt obligations in accordance with the Fund’s investment objective and strategies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; (c) loans of securities; and (d) loans to affiliates of the Fund to the extent permitted by law.

2. Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or from acquiring securities of real estate investment trusts or other issuers that deal in real estate.

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds: (i) from purchasing or selling options, futures contracts or other derivative instruments; or (ii) from investing in securities or other instruments backed by physical commodities).

4. Act as underwriter of securities, except as a Fund may be deemed to be an underwriter under the Securities Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

5. Borrow money, except that to the extent permitted by applicable law: (a) a Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law; (b) a Fund may borrow up to an additional 5% of its total assets for temporary purposes; (c) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (d) a Fund may purchase securities on margin. If due to market fluctuations or other reasons a Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of a Fund in accordance with the 1940 Act.

6. Issue any senior security, except as permitted under the 1940 Act, as amended and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

8. With respect to 75% of the Fund’s assets (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of any one issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

REORGANIZATION OF FLEXSHARES® QUALITY DIVIDEND DYNAMIC INDEX FUND INTO FLEXSHARES® QUALITY DIVIDEND INDEX FUND

Investment Objectives.  Each Fund is a passively managed index ETF that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of each Fund’s respective underlying index (each, an “Underlying Index”). The Target Fund and Acquiring Fund have similar, but not identical, principal investment objectives, as described in each of their Prospectuses, and included below.

FlexShares® Quality Dividend Dynamic Index Fund (Target Fund)	FlexShares® Quality Dividend Index Fund (Acquiring Fund)
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Quality Dividend Dynamic IndexSM (the “QDYN Underlying Index”).

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Quality Dividend IndexSM (the “QDF Underlying Index”).

The QDYN Underling Index and the QDF Underlying Index both select constituents from the  Northern Trust 1250 Index (the “Parent Index”), a float-adjusted market-capitalization weighted index of U.S. domiciled large- and mid-capitalization companies.

The QDYN Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, provide exposure to a high quality income-oriented universe of long-only U.S. equity securities, with an emphasis on long-term capital growth and a targeted overall beta that is generally between 1.0 to 1.5 times that of the Parent Index.

The QDF Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, provide exposure to a high-quality income-oriented universe of long-only U.S. equity securities, with an emphasis on long-term capital growth and a targeted overall beta that is similar to that of the Parent Index.

Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Principal Investment Strategies. The Target Fund and Acquiring Fund have substantially similar principal investment strategies, except that the Target Fund and Acquiring Fund have different underlying indices that target different market beta exposure to the same parent index, as described above.  Because the components of the QDYN Underlying Index and the QDF Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time, the QDYN Underlying Index and the QDF Underlying Index may be concentrated to different extents.  As of December 31, 2022, the QDF Underlying Index was concentrated in the Information Technology sector, whereas the QDYN Underlying Index had no specific sector concentration at that time.  The Acquiring Fund’s principal investment strategies are included below.  Information about the Target Fund’s principal investment strategies is incorporated by reference from the current prospectus of the Target Fund and is available free on the Trust’s website at flexshares.com, and upon request by calling the Trust at 1-855-FLEXETF (1-855-353-9383) or by sending an email request to: info@flexshares.com.

FlexShares® Quality Dividend Index Fund (Acquiring Fund)

The Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, provide exposure to a high-quality income-oriented universe of long-only U.S. equity securities, with an emphasis on long-term capital growth and a targeted overall beta that is similar to that of the Northern Trust 1250 Index (the “Parent Index”), a float-adjusted market-capitalization weighted index of U.S. domiciled large- and mid-capitalization companies. Beta represents the market sensitivity, relative to a given market index and time period, and is one measure of volatility.

To derive the Underlying Index, NTI, acting in its capacity as the index provider (the “Index Provider”), begins with all securities in the Parent Index and then removes those securities that rank in the lowest quintile of quality based on a proprietary scoring model, as well as those which do not pay a dividend. The core components of the proprietary quality scoring model are based on quantitative ranking and various metrics obtained from company filings. These scores have three components: (i) management efficiency (e.g., corporate finance activities and corporate governance); (ii) profitability (e.g., reliability and sustainability of financial performance); and (iii) cash flow (e.g., cash flow generation). The Index Provider then uses an optimization process to select and weight eligible securities in order to (a) maximize the overall quality score relative to the Parent Index; (b) attain an aggregate dividend yield in excess of the Parent Index; and (c) achieve the desired beta target. The optimization process also includes sector, industry group, single-security weight and turnover constraints to assist in reducing the Underlying Index’s overall active risk exposure to any one single factor. As of December 31, 2022, there were 131 issues in the Underlying Index. The Underlying Index is governed by transparent, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions and is reconstituted quarterly. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index.

NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.

Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.

The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2022, the Underlying Index was concentrated in the Information Technology sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Principal Investment Risks. As with any investment, you could lose all or part of your investment in a Fund, and a Fund’s performance could trail that of other investments. Each Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in a Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully. Each Fund’s principal risks, as listed in their prospectuses, are included below.

The principal investment risks for the Target fund and Acquiring Fund are substantially similar. Even though the Target Fund and Acquiring Fund share the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Target Fund and Acquiring Fund share a substantially similar risk/return profile.

Equity Securities Risk is the risk that the values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.

Mid Cap Stock Risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Concentration Risk is the risk that, if the Fund is concentrated in a particular industry or group of industries, the Fund is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

•
Information Technology Sector Risk (Acquiring Fund) is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Dividend Risk is the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk is the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility that is greater than that of the Parent Index, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

Quality Factor Risk is the risk that the past performance of companies that have exhibited quality characteristics does not continue or the returns on securities issued by such companies may be less than returns from other styles of investing or the overall stock market. There may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

Market Risk is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, or volatility in the equity markets. Market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments and could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s NAV. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to the risks described elsewhere in this summary will likely increase. Market disruptions, regulatory restrictions or other abnormal market conditions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track its Underlying Index or cause delays in the Underlying Index’s rebalancing or reconstitution schedule. During any such delay, it is possible that the Underlying Index and, in turn, the Fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing or reconstitution schedule.

Index Risk is the risk that the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, the Underlying Index, even if that security generally is underperforming, because unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Additionally, the Fund rebalances and/or reconstitutes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance and/or reconstitution schedule will result in corresponding changes to the Fund’s rebalance and/or reconstitution schedule.

Tracking Error Risk is the risk that the Fund’s performance may vary from the performance of the Underlying Index as a result of creation and redemption activity, transaction costs, expenses and other factors.

Sampling Risk is the risk that the Fund’s use of a representative sampling approach may result in increased tracking error because the securities selected for the Fund in the aggregate may vary from the investment profile of the Underlying Index. Additionally, the use of a representative sampling approach may result in the Fund holding a smaller number of securities than the Underlying Index, and, as a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index.

Authorized Participant Concentration Risk is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Calculation Methodology Risk is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Underlying Index guaranteed. A security included in the Underlying Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund’s holdings may not exhibit returns consistent with that characteristic or exposure.

Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Derivatives Risk is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

•
Futures Contracts Risk is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

•
Options Contracts Risk Options contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the investment adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the investment adviser, thus limiting the ability to implement the Fund’s strategies.

Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Fundamental Investment Restrictions. The Target Fund and Acquiring Fund have adopted identical fundamental investment restrictions.  The fundamental investment restrictions of the Funds, which are enumerated below, may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund’s outstanding shares. The term “majority of the outstanding shares” of either the Trust or a particular Fund or another investment portfolio of the Trust means, the vote of the lesser of: (i) 67% or more of the shares of the Trust or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund or portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Trust or such Fund or portfolio.

No Fund may:

1. Make loans, except through: (a) the purchase of debt obligations in accordance with the Fund’s investment objective and strategies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; (c) loans of securities; and (d) loans to affiliates of the Fund to the extent permitted by law.

2. Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or from acquiring securities of real estate investment trusts or other issuers that deal in real estate.

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds: (i) from purchasing or selling options, futures contracts or other derivative instruments; or (ii) from investing in securities or other instruments backed by physical commodities).

4. Act as underwriter of securities, except as a Fund may be deemed to be an underwriter under the Securities Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

5. Borrow money, except that to the extent permitted by applicable law: (a) a Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law; (b) a Fund may borrow up to an additional 5% of its total assets for temporary purposes; (c) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (d) a Fund may purchase securities on margin. If due to market fluctuations or other reasons a Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of a Fund in accordance with the 1940 Act.

6. Issue any senior security, except as permitted under the 1940 Act, as amended and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

8. With respect to 75% of the Fund’s assets (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of any one issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

What is the historical turnover of each of the Funds?
The following tables show each Fund’s portfolio turnover rates for the past three fiscal years:

Target Fund	Fiscal Year Ended 10/31/22*	Fiscal Year Ended 10/31/21*	Fiscal Year Ended 10/31/20*
FlexShares® International Quality Dividend Defensive Index Fund	65%	65%	75%
FlexShares® Quality Dividend Dynamic Index Fund	48%	53%	77%
*In-kind transactions are not included in portfolio turnover calculations.

Acquiring Fund	Fiscal Year Ended 10/31/22*	Fiscal Year Ended 10/31/21*	Fiscal Year Ended 10/31/20*
FlexShares® International Quality Dividend Index Fund	69%	68%	74%
FlexShares® Quality Dividend Index Fund	40%	51%	75%
*In-kind transactions are not included in portfolio turnover calculations.

The potential alignment of securities in an Acquiring Fund’s portfolio following its Reorganization may increase portfolio turnover for that Acquiring Fund, which may generate additional costs associated with portfolio turnover.  While each Reorganization will be structured as a tax-free reorganization, the repositioning of a combined portfolio after a Reorganization is completed may result in capital gains due to the realignment of the combined portfolio in keeping with each Acquiring Fund’s investment strategy and policies.

INFORMATION ABOUT THE FUNDS
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?
The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Funds, followed by those estimated to be charged with respect to the Acquiring Funds after the Reorganization.  Under the Funds’ Investment Advisory Agreement, each Fund pays NTI a unitary management fee and NTI pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, each Fund is not responsible for the following expenses: fee payments under the Investment Advisory Agreement, interest expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Fees”), brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as (i) dividend expenses on short sales; (ii) non-routine items, including litigation expenses and proxy expenses; and (iii) expenses that the Fund has incurred but did not actually pay due to an expense offset arrangement, if applicable. The operating expenses shown for the Funds are based on expenses incurred during the Funds’ 12-month period ended October 31, 2022. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of a Fund in the secondary market, which are not reflected in the examples that follows:

REORGANIZATION OF FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND INTO FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

	Target Fund	Acquiring Fund	Pro Forma Combined (2)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.47%	0.47%	0.47%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.48%	0.48%	0.48%
Expense Reimbursement (1)	-0.01%	-0.01%	-0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.47%	0.47%	0.47%
(1)
NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than 12b-1 Fees, Tax Expenses, Extraordinary Expenses, and Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.47%. This contractual limitation may not be terminated before March 1, 2024, without the approval of the Board. The Board may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.

(2)
Pro forma information for the twelve-month perioded ended October 31, 2022, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement and Plan as if it had been consummated on October 31, 2022.

REORGANIZATION OF FLEXSHARES® QUALITY DIVIDEND DYNAMIC INDEX FUND INTO FLEXSHARES® QUALITY DIVIDEND INDEX FUND

	Target Fund	Acquiring Fund	Pro Forma Combined (2)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.37%	0.37%	0.37%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.38%	0.38%	0.38%
Expense Reimbursement (1)	-0.01%	-0.01%	-0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.37%	0.37%	0.37%
(1)
NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than 12b-1 Fees, Tax Expenses, Extraordinary Expenses, and Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.37%. This contractual limitation may not be terminated before March 1, 2024 without the approval of the Board. The Board may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.

(2)
Pro forma information for the twelve-month perioded ended October 31, 2022, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement and Plan as if it had been consummated on October 31, 2022.

After factoring in applicable expense reimbursements, it is anticipated that each Target Fund shareholder will pay comparable total annual fund operating expenses as Acquiring Fund shareholders after the applicable Reorganization.

How can I compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?

The following Examples are intended to help you compare the cost of investing in a Target Fund with the cost of investing in the corresponding Acquiring Fund, both before and after the applicable Reorganization.  The

Examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then sell all of your shares at the end of those periods.  In addition, the Examples assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

REORGANIZATION OF FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND INTO FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

	1 Year	3 Years	5 Years	10 Years
Target Fund	$48	$153	$268	$603
Acquiring Fund	$48	$153	$268	$603
Pro forma Acquiring Fund (after the Reorganization)(1)	$48	$153	$268	$603
(1)
Pro forma information for the twelve-month perioded ended October 31, 2022, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement as if it had been consummated on October 31, 2022.

REORGANIZATION OF FLEXSHARES® QUALITY DIVIDEND DYNAMIC INDEX FUND INTO FLEXSHARES® QUALITY DIVIDEND INDEX FUND

	1 Year	3 Years	5 Years	10 Years
Target Fund	$38	$121	$212	$479
Acquiring Fund	$38	$121	$212	$479
Pro forma Acquiring Fund (after the Reorganization)(1)	$38	$121	$212	$479
(1)
Pro forma information for the twelve-month perioded ended October 31, 2022, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement as if it had been consummated on October 31, 2022.

What are the general tax consequences of the Reorganizations?

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of each Reorganization (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position). However, the receipt by Target Fund Shareholders of cash in lieu of fractional shares of the corresponding Acquiring Fund prior to the closing of the Reorganization will result in the recognition of gain or loss to such shareholders unless they hold Target Fund Shares in a tax-advantaged account. This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of each Reorganization,” Target Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their Target Fund shares for Acquiring Fund shares pursuant to the Reorganizations. (Notwithstanding the foregoing, shareholders should review “Repositioning of the Target Fund’s Portfolio Assets” below for important information on the possible realization of capital gain by the Target Funds.) Prior to the closing of the Reorganizations, each Target Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.  You should consult your tax advisor regarding the effect, if any, of the distribution(s) and Reorganizations in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Joint Prospectus/Information Statement relates to the federal income tax consequences of the Reorganizations only.  For more information, please see the section “What are the tax consequences of each Reorganization” below.

Repositioning of a Target Fund’s Portfolio Assets
As described in more detail in “What are the tax consequences of each Reorganization” below, a portion of the portfolio assets of the FlexShares® International Quality Dividend Defensive Index Fund (“International Target Fund”) may be disposed of in connection with its Reorganization as distinct from normal portfolio turnover. Because the International Target Fund holds certain emerging markets securities that are not eligible for transfer to its corresponding Acquiring Fund, the International Target Fund will dispose of those emerging markets securities for cash prior to the Closing Time of its Reorganization.  Based on the current fair market value of such securities and their cost basis to the International Target Fund, such Fund anticipates realizing a loss on the disposition of such securities.  Such repositioning of the International Target Fund’s portfolio assets is anticipated to occur before the closing of its Reorganization.  The FlexShares® Quality Dividend Dynamic Index Fund anticipates that any sales of portfolio securities by its corresponding Acquiring Fund as a result of its Reorganization (as distinct from normal portfolio turnover) will be limited in scope and likely not result in any significant amounts of capital gains to be distributed to shareholders by the Acquiring Fund.  Any other portfolio turnover incident to each Reorganization is not expected to result in the recognition of capital gains that a Fund must distribute to its shareholders because of the manner in which such repositioning will be accomplished.

Who manages the Funds and what are the investment management fees paid?

The Funds’ investment adviser is NTI, a subsidiary of Northern Trust Corporation. NTI is located at 50 South LaSalle Street, Chicago, IL 60603.

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of December 31, 2022, Northern Trust Corporation, through its affiliates, had assets under investment management of $1.2 trillion and assets under custody of $10.6 trillion.

Under the Investment Advisory Agreement with the Funds, NTI, subject to the general supervision of the Board, is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee (“Management Fee”), computed daily and payable monthly as reflected in the table below. From the unitary management fee, NTI pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, each Fund is not responsible for fee payments under the Investment Advisory Agreement, interest expenses, 12b-1 Fees, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as (i) dividend expenses on short sales; (ii) non-routine items, including litigation expenses and proxy expenses; and (iii) expenses that the Fund has incurred but did not actually pay due to an expense offset arrangement, if applicable.

The following table reflects the unitary management fees paid in the last fiscal year by each Fund (expressed as a percentage of the Fund’s average daily net assets).

Fund	Unitary Management Fee
FlexShares® International Quality Dividend Defensive Index Fund	0.47%
FlexShares® International Quality Dividend Index Fund	0.47%
FlexShares® Quality Dividend Dynamic Index Fund	0.37%
FlexShares® Quality Dividend Index Fund	0.37%

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than 12b‑1 Fees, tax expenses, extraordinary expenses, and acquired fund fees and expenses as calculated pursuant to Form N‑1A (“Acquired Fund Fees and Expenses”)) so that “Total Annual Fund Operating Expenses After Expense Reimbursement” do not exceed the Fund’s Management Fee plus (+) .0049%.

The contractual expense reimbursement arrangements are expected to continue until at least March 1, 2024, and will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The contractual arrangements may be terminated with respect to a Fund, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Funds. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time.

A discussion regarding the Board’s basis for its approval of the Advisory Agreement for each Fund is available in the Trust’s annual report to shareholders for the period ended October 31, 2022.

Who are the Portfolio Managers of the Funds?

REORGANIZATION OF FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND INTO FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

The Target Fund and Acquiring Fund each have three portfolio managers, two of which are the same: Robert Anstine and Brendan Sullivan, who have served as portfolio managers of both Funds since October 2013 and June 2016, respectively. Volter Bagriy serves as the third portfolio manager of the Target Fund and has served in such role since March 2021. Alan Aung serves as the third portfolio manager of the Acquiring Fund and has served in such role since March 2021. The Acquiring Fund’s portfolio managers will continue to manage the Acquiring Fund after the Reorganization.

Robert Anstine is a Senior Vice President of NTI. Mr. Anstine joined NTI in 2011 and is responsible for managing various global index equity portfolios. In addition, he has been involved with the investment management of the FlexShares® equity index funds since their inception. Prior to joining NTI and since 2007, Mr. Anstine worked at Northern Trust as an operations manager.

Brendan Sullivan is a Vice President of NTI. Mr. Sullivan joined NTI in 2012 and is a Senior Portfolio Manager responsible for the management of international equity index portfolios, overlay mandates and equity exchange-traded funds.

Volter Bagriy is a Vice President of NTI. Mr. Bagriy joined NTI in 2015 and is responsible for managing various global index equity portfolios. In addition, he is a member of NTI’s global sustainable investing resource team.

Alan Aung is a Vice President of NTI. Mr. Aung joined NTI in 2017 and is responsible for managing index equity portfolios. Prior to joining NTI, Mr. Aung was a Portfolio Manager at iShares on the US iShares team.

The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.  For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, “More Information about the Funds.”

REORGANIZATION OF FLEXSHARES® QUALITY DIVIDEND DYNAMIC INDEX FUND INTO FLEXSHARES® QUALITY DIVIDEND INDEX FUND

The Target Fund and Acquiring Fund share the same portfolio managers: Robert Anstine, Steven Santiccoli and Brendan Sullivan, who have served as portfolio managers of both Funds since October 2013, June 2016 and March 2021, respectively.

Robert Anstine is a Senior Vice President of NTI. Mr. Anstine joined NTI in 2011 and is responsible for managing various global index equity portfolios. In addition, he has been involved with the investment management of the FlexShares® equity index funds since their inception. Prior to joining NTI and since 2007, Mr. Anstine worked at Northern Trust as an operations manager.

Steven Santiccoli is a Vice President of NTI. Mr. Santiccoli joined NTI in 1993 and is responsible for managing various global index equity portfolios. In addition, he is a member of NTI’s global sustainable investing resource team.

Brendan Sullivan is a Vice President of NTI. Mr. Sullivan joined NTI in 2012 and is a Senior Portfolio Manager responsible for the management of international equity index portfolios, overlay mandates and equity exchange-traded funds.

The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.  For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, “More Information about the Funds.”

How do the performance records of the Funds compare?

REORGANIZATION OF FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND INTO FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND
The performance information shown below will help you analyze each Fund’s investment risks in light of its historical returns. For each Fund, the bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing (A) changes in the Fund’s performance from year to year, and (B) how the Fund’s average annual returns compare with (1) those of a broad measure of market performance and (2) an additional index with characteristics relevant to the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance results can be obtained by visiting flexshares.com.
Target Fund
Target Fund
Calendar Year Total Returns

For the period shown in the bar chart above:
Best Quarter (12/31/2020): 17.18%
Worst Quarter (3/31/2020): -24.91%

Average Annual Total Returns
(for periods ended December 31, 2022)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.

Acquiring Fund
Acquiring Fund
Calendar Year Total returns

For the period shown in the bar chart above:
Best Quarter (12/31/2020): 18.20%
Worst Quarter (3/31/2020): -26.07%

Average Annual Total Returns
(for periods ended December 31, 2022)

One Year	Five Year	Since Inception of Fund	Inception Date of Fund
Before Taxes	-14.18%	-0.45%	2.27%	4/12/2013
After Taxes on Distributions	-15.32%	-1.56%	1.29%	–
After Taxes on Distributions and Sale of Shares	-7.65%	-0.39%	1.74%	–
MSCI ACWI ex USA Index*	-16.00%	0.88%	3.45%	–
Northern Trust International Quality Dividend Index[SM]*	-14.19%	-0.31%	2.58%	–

* *Reflects no deduction for fees, expenses or taxes.*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.

REORGANIZATION OF FLEXSHARES® QUALITY DIVIDEND DYNAMIC INDEX FUND INTO FLEXSHARES® QUALITY DIVIDEND INDEX FUND

The performance information shown below will help you analyze each Fund’s investment risks in light of their historical returns. For each Fund, the bar chart and table that follow show how the Target Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Target Fund by showing (A) changes in the Target Fund’s performance from year to year, and (B) how the Target Fund’s average annual returns compare with (1) those of a broad measure of market performance and (2) an additional index with characteristics relevant to the Target Fund. Past performance (before and after taxes) does not necessarily indicate how the Target Fund will perform in the future. Updated information on the Target Fund’s performance results can be obtained by visiting flexshares.com.

Target Fund

Target Fund
Calendar Year Total Returns

For the periods in the bar chart above:
Best Quarter (6/30/2020): 21.99%
Worst Quarter (3/31/2020): -26.41%

Average Annual Total Returns
(for periods ended December 31, 2022)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.
Acquiring Fund
Acquiring Fund
Calendar Year Total Returns

For the periods in the bar chart above:
Best Quarter (6/30/2020): 18.51%
Worst Quarter (3/31/2020): -25.18%

Average Annual Total Returns
(for periods ended December 31, 2022)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.

Where can I find more financial information about the Funds?

The Funds’ Annual Report contains a discussion of each Fund’s performance during their most recent fiscal year ended October 31, 2022, and shows per share information for each of the previous five fiscal years. The Funds’ most recent Annual Report and Semi-Annual Report are available upon request.  (See “More Information about the Funds”).

What are other key features of the Funds?

Distribution Services.  Foreside Fund Services, LLC, a Delaware limited liability company, serves as the distributor (“Distributor”) of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of any Fund. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is Three Canal Plaza, Portland, Maine 04101. The Distributor is not affiliated with NTI or with JPMorgan or its affiliates.

Rule 12b-1 Plans.  The Trust has adopted a Distribution and Service Plan (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution and other fees for the sale and distribution of its shares. Because these fees would be paid out of each Fund’s assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to financial intermediaries under the Rule 12b-1 Plan are tied directly to their own out-of-pocket expenses. As of this date, the Rule 12b-1 Plan has not been implemented with respect to the Funds. The Rule 12b-1 Plan may not be implemented without further Board approval. The maximum distribution fee is 0.25% of each Fund’s average net assets under the Rule 12b-1 Plan. The Funds do not expect to pay any 12b-1 fees during the current and next fiscal years.

Purchase and Sale of Fund Shares. The Funds’ procedures for the purchase and sale of Fund shares are identical. Shares of the Funds trade on national securities exchanges during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread with respect to shares of a Fund varies over time based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return and an investment in the Funds may not be advisable for investors who anticipate regularly making small investments.

Shares of the Funds may be acquired or redeemed directly from a Fund only by Authorized Participants in Creation Units or multiples thereof. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Funds trade under the ticker symbols listed for each Fund on the front cover of this Joint Prospectus/Information Statement.

The Board has adopted a policy whereby the Funds do not monitor for frequent purchases and redemptions of Fund shares (“frequent trading”). The Board believes that a frequent trading monitoring policy is unnecessary for the Funds because shares of the Funds are listed and traded on national securities exchanges. Therefore, it is unlikely that a shareholder could take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV, because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash.

The national securities exchanges on which the Funds are listed are open for trading Monday through Friday and are closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Dividends, Distributions, and Taxes.  Each Fund’s procedures with regard to dividends, distributions and taxes are identical. You may refer to the prospectus for the Funds under the sections entitled “Dividends and Distributions” and “Tax Considerations.” In summary, dividends from net investment income, including any net foreign currency gains, are generally declared and paid quarterly.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to improve tracking error, to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables.

If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

REASONS FOR THE REORGANIZATIONS
The Target Funds and Acquiring Funds share the same Board. At a meeting of the Board held on March 23, 2023, NTI recommended to the Board, on behalf of each Target Fund and its corresponding Acquiring Fund, that they approve the Agreement and Plan and related Reorganizations.  NTI recommended approval of the Agreement and Plan and each Reorganization because of the following factors, among others:

•	After more than a decade, the Target Funds have not reached sufficient scale in terms of asset level;
•	Each Acquiring Fund has outpaced the commercial adoption of its corresponding Target Fund, which have struggled to distinguish themselves as a standalone, nuanced strategies;
•	Each Acquiring Fund and its corresponding Target Fund have investment objectives that track underlying indices that are both derived from the same respective Parent Index;
•	Each Acquiring Fund and its corresponding Target Fund share substantially similar principal investment strategies and principal risks, and identical fundamental investment restrictions;
•	Each Acquiring Fund and its corresponding Target Fund have identical expense structures and contractual expense limitations;
•
Shareholders of each Target Fund may benefit from the current commercial sustainability of the corresponding Acquiring Fund, and shareholders of each Acquiring Fund may benefit from the potential for improvements in the Acquiring Fund’s post-merger operational efficiencies and economies of scale;

•	Fund shareholders may benefit from the potential for increased asset growth opportunity as a single offering for each investment strategy;
•	The interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganizations; and
•	Each Reorganization will be effected on a tax-free basis.

In considering the Agreement and Plan and the proposed Reorganizations, the Board received from NTI written materials containing relevant information about the Funds and the proposed Reorganizations, including, among other information, NTI’s considerations for recommending the Reorganizations, as discussed above, comparative portfolio composition and performance data, and comparative fee and expense information.

The Board considered the potential benefits and costs of each proposed Reorganization to the applicable Target Fund, the applicable Acquiring Fund and their respective shareholders, including that NTI would bear all out-of-pocket costs related to the Reorganizations, including legal and audit expenses and the expenses of preparation, assembling and mailing this Joint Prospectus/Information Statement, and that there would be no change in services offered to Target Fund shareholders as a result of the Reorganizations. The Board also reviewed the following information with respect to each proposed Reorganization: (1) comparisons of the Funds’ investment objectives, principal investment strategies and principal risks; (2) comparisons of the Funds’ fees and expenses; (3) comparisons of relative performance information; (4) potential impact of portfolio turnover, including portfolio holdings and portfolio management overlap; and (5) anticipated federal income tax consequences to the Funds. With regard to the anticipated federal income tax consequences, NTI informed the Board that as a condition to the closing of each Reorganization, the Target Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization should qualify as a tax-free reorganization and, thus, no gain or loss should be recognized by the Target Fund, the Target Fund’s shareholders (except for cash received by such shareholders in lieu of fractional shares), or the Acquiring Fund as a direct result of the Reorganization.

The Board also considered NTI’s assertion that if the Reorganization of a Target Fund into its respective Acquiring Fund should for any reason not occur, NTI would evaluate other methods for addressing the commercial status of the Target Fund.  In this regard, the Board considered NTI’s assertion that such methods would likely include liquidation (unless the assets under management of a Target Fund were to change materially) and a liquidation could create tax liabilities for the shareholders of the respective Target Fund.

The Board considered this information for each Reorganization and on a Fund-by-Fund basis. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

With respect to the proposed Reorganization of the FlexShares® International Quality Dividend Defensive Index Fund into the FlexShares® International Quality Dividend Index Fund, the Board considered that: (i) the investment objectives of the Funds are similar, as they both seek to track underlying indices that are derived from the same Parent Index; (ii) the principal investment strategies and principal risks are similar, except that the Acquiring Fund targets an overall beta that is similar to that of the Parent Index, while the Target Fund targets an overall beta that is generally between 0.5 to 1.0 times that of the Parent Index; (iii) the FlexShares® International Quality Dividend Defensive Index Fund’s portfolio managers are Robert Anstine, Brendan Sullivan and Volter Bagriy, and the FlexShares® International Quality Dividend Index Fund’s portfolio managers are Robert Anstine, Brendan Sullivan and Alan Aung; (iv) the Funds have identical unitary management fees and expenses, including identical contractual expense limitation agreements; (v) the Acquiring Fund has outperformed the Target Fund for each of the one-year, three-year, five-year and since inception periods ending on December 31, 2022; and (vi) NTI’s representation that the Acquiring Fund has outpaced commercial adoption of (and is therefore considerable larger than) the Target Fund, which has struggled to distinguish itself as a standalone, nuanced strategy.

With respect to the proposed Reorganization of the FlexShares® Quality Dividend Dynamic Index Fund into the FlexShares® Quality Dividend Index Fund, the Board considered that: (i) the investment objectives of the Funds are similar, as they both seek to track underlying indices that are derived from the same Parent Index; (ii) the principal investment strategies and principal risks are similar, except that the Acquiring Fund targets an overall beta that is similar to that of the Parent Index, while the Target Fund targets an overall beta that is generally between 1.0 to 1.5 times that of the Parent Index; (iii) the portfolio managers for both Funds are Robert Anstine, Steven Santiccoli and Brendan Sullivan; (iv) the Funds have identical unitary management fees and expenses, including identical contractual expense limitation agreements; and (v) although the Target Fund has outperformed the Acquiring Fund for each of the three-year, five-year, 10-year and since inception periods ending on December 31, 2022, NTI has represented that, notwithstanding this outperformance by the Target Fund, the Acquiring Fund has outpaced commercial adoption of (and is therefore considerable larger than) the Target Fund, which has struggled to distinguish itself as a standalone, nuanced strategy or gain traction with investors. The Board also considered that the Acquiring Fund outperformed the Target Fund for the one-year period ending December 31, 2022.

With respect to each Reorganization, the Board further considered the following benefits to each Target Fund: (1) each Target Fund is expected to benefit from the current commercial sustainability of the corresponding Acquiring Fund, as well as from the potential for improvements in the corresponding Acquiring Fund’s post-Reorganization operational efficiencies and economies of scale; and (2) it is anticipated that the Reorganization for each Target Fund should not be a taxable event for federal income tax purposes. The Board also considered NTI’s overall goals of the proposed Reorganizations to reduce product overlap and to eliminate continued distribution and marketing efforts for the Target Funds, which are unlikely to produce materially different commercial outcomes for those Target Funds.

Based upon the information received by the Board, including the information and considerations described above, the Board, including a majority of the Independent Trustees, concluded that participation in each proposed Reorganization (i) is in the best interests of the Target Funds and Acquiring Funds and their shareholders, and (ii) will not result in dilution of the interests of the existing shareholders of any Target Fund or Acquiring Fund. The Board, including a majority of the Independent Trustees, also determined that continuation of each Target Fund is not in the best interest of its respective shareholders. Consequently, the Board approved the Agreement and Plan and the proposed Reorganizations, as contemplated by the Agreement and Plan.

INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN
This is only a summary of the Agreement and Plan.  For more information on the Agreement and Plan, you should read the Form of Agreement and Plan of Reorganization, which is attached as Exhibit A to this Joint Prospectus/Information Statement and is incorporated herein by reference.

How will the Reorganizations be carried out?

The Reorganizations will take place after the parties to the Agreement and Plan satisfy various conditions.  On the Reorganization Date, each Target Fund will transfer to the corresponding Acquiring Fund all of its Assets, and the Acquiring Fund will assume the liabilities not discharged by the Target Fund, including all liabilities relating to operations prior to the closing of the Reorganization.  In exchange, the Trust, on behalf of the related Target Fund, will receive Acquiring Fund shares, plus cash in lieu of fractional shares, if any, to be distributed pro rata to the Target Fund’s shareholders.  The value of the Assets to be delivered to each Acquiring Fund shall be the value of such Assets computed as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which shall reflect the declaration of any dividends, on the Reorganization Date identified on Exhibit A to the Agreement and Plan using the valuation methodologies set forth in the then-current prospectus for a Target Fund and the valuation procedures established by the Board. The Funds are subject to the same valuation procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV.

Immediately after the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Reorganization Date, the share transfer books relating to the Target Funds will be closed and no transfer of shares thereafter will be made on such books.

To the extent permitted by law, the Agreement and Plan may be amended at the direction of the Board.  The Agreement and Plan may be terminated, and the Reorganizations abandoned with respect to one or all Reorganizations at any time prior to the Reorganization Date.  If one of the Reorganizations is terminated and abandoned, the other Reorganization may still proceed.

Shareholders of the Target Funds are not required to and are not being asked to approve the Agreement and Plan or the Reorganizations.  Under the Trust’s governing instruments, the Reorganizations do not require shareholder approval based on the Board’s determination that continuation of each Target Fund is not in the best interest of its respective shareholders.  In addition, under applicable SEC rules, shareholder approval is not required because (a) no fundamental policy of a Target Fund is materially different from a policy of the corresponding Acquiring Fund; (b) the investment advisory agreement of each Target Fund is not materially different from that of the corresponding Acquiring Fund; (c) the Independent Trustees of the Trust who were elected by shareholders comprise a majority of the Independent Trustees of each Target Fund and the corresponding Acquiring Fund; and (d) the distribution fees authorized to be paid by each Acquiring Fund pursuant to its Rule 12b-1 plan (which fees are not currently charged) are the same as distribution fees authorized to be paid by each the Target Fund pursuant to its Rule 12b-1 plan.

Who will pay the expenses of the Reorganization?

The expenses related to the Reorganizations, including the costs associated with the delivery of this Joint Prospectus/Information Statement, will be paid by NTI.

What are the tax consequences of each Reorganization?

The following is a general summary of the material federal income tax consequences of each Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and each Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Reorganization Date.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  However, the receipt by Target Fund Shareholders of cash in lieu of fractional shares of the corresponding Acquiring Fund prior to the closing of the Reorganization will result in the recognition of gain or loss to such shareholders unless they hold Target Fund Shares in a tax-advantaged account. None of the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations.  Based on certain assumptions and customary representations to be made on behalf of each Target Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of each Reorganization, provide a legal opinion to the effect that, for federal income tax purposes, (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization under the Code, (ii) the Target Fund will not recognize any gain or loss upon the transfer of substantially all of its Assets to, and the assumption of its liabilities by, the Acquiring Fund in exchange for Acquiring Fund shares, (iii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of substantially all of the Assets of the Target Fund in exchange for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares, (iv) the Target Fund will not recognize any gain or loss upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation, (v) the tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of those assets in the hands of the Target Fund immediately prior to the Reorganization, (vi) the holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund, (vii) the Target Fund shareholders will not recognize any gain or loss upon the exchange of all of their Target Fund shares for the Acquiring Fund shares, (viii) the aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanges therefor, and (ix) the holding period of the Acquiring Fund shares received by a Target Fund shareholder will include the holding period of the Target Fund shares exchanged therefor. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund shareholder with respect to any transferred Asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Target Fund shares and the fair market value of the Acquiring Fund shares it received.

Target Fund Dividend Distribution. Prior to the closing of the Reorganization, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization. Each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

Repositioning of the Target Fund’s Portfolio Assets.  A portion of the International Target Fund’s portfolio assets may be disposed of in connection with its Reorganization as distinct from normal portfolio turnover. Because the International Target Fund holds certain emerging markets securities that are not eligible for transfer to its corresponding Acquiring Fund, the International Target Fund will dispose of those emerging markets securities for cash prior to the Closing Time of its Reorganization.  Based on the current fair market value of such securities and their cost basis to the International Target Fund, such Fund anticipates realizing a loss on the disposition of such securities. Such repositioning of the International Target Fund’s portfolio assets is anticipated to occur before the closing of its Reorganization.  The FlexShares® Quality Dividend Dynamic Index Fund anticipates that any sales of portfolio securities by its corresponding Acquiring Fund as a result of its Reorganization (as distinct from normal portfolio turnover) will be limited in scope and likely not result in any significant amounts of capital gains to be distributed to shareholders by the Acquiring Fund.  Any other portfolio turnover incident to each Reorganization is not expected to result in the recognition of capital gains that a Fund must distribute to its shareholders because of the manner in which such repositioning will be accomplished.

General Limitation on Capital Losses.  Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the capital loss carryovers, if any, of its corresponding Target Fund upon the closing of the Reorganization for federal income tax purposes.  Capital losses of a Fund may be carried forward indefinitely to offset future capital gains.  The capital loss carryovers of a Target Fund and its corresponding Acquiring Fund are available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to increase the amount of taxable gain to a combined Acquiring Fund and its shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the Reorganization Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Reorganization Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of a Target Fund that may be used by its corresponding Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Reorganization Date will be limited to an amount equal to the capital gain net income of the Target Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. As of October 31, 2022, the aggregate capital loss carryovers of the FlexShares® International Quality Dividend Defensive Index Fund and the FlexShares® Quality Dividend Dynamic Index Fund (each the smaller Fund in its respective Reorganization (as of the date of this Prospectus/Information Statement)) is $28,051,463 and $299,661, respectively.  The aggregate capital loss carryovers of the FlexShares® International Quality Dividend Index Fund and the FlexShares® Quality Dividend Dynamic Index Fund is $182,325,729 and $28,016,419, respectively.  The actual limitations on the use of capital loss carryovers of a Fund will depend on the facts as of the Reorganization Date.
Appreciation in Value of Investments.  Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund after the Reorganization (“Combined Fund”).  As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  Shareholders of a Target Fund may:
•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the Combined Fund’s unrealized appreciation as a percentage of net asset value is greater than the Target Fund’s;

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the Combined Fund’s unrealized appreciation as a percentage of net asset value is lesser than the Target Fund’s;

•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the Combined Fund’s unrealized depreciation as a percentage of net asset value is lesser than the Target Fund’s; or

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the Combined Fund’s unrealized depreciation as a percentage of net asset value is greater than the Target Fund’s.

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganizations and any related activities described above in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations and any related activities because this discussion is only a general summary of certain the federal income tax consequences.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?

REORGANIZATION OF FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND INTO FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

The following table sets forth, as of October 31, 2022, the separate capitalizations of the Target Fund and the Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Target Fund	Acquiring Fund	Pro Forma Acquiring Fund after Reorganization[1] (estimated) (unaudited)
Total Net assets	$40,545,341	$432,097,092	$472,642,433
NAV per share	$17.63	$18.47	$18.39
Shares Outstanding	2,300,001	23,400,001	25,700,002
1 Reflects the conversion of Target Fund shares for Acquiring Fund shares as a result of the Reorganization.

REORGANIZATION OF FLEXSHARES® QUALITY DIVIDEND DYNAMIC INDEX FUND INTO FLEXSHARES® QUALITY DIVIDEND INDEX FUND

The following table sets forth, as of October 31, 2022, the separate capitalizations of the Target Fund and the Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Target Fund	Acquiring Fund	Pro Forma Acquiring Fund after Reorganization[1] (estimated) (unaudited)
Total Net assets	$18,062,463	$1,522,729,819	$1,540,792,282
NAV per share	$55.58	$52.28	$52.32
Shares Outstanding	325,001	29,125,001	29,450,002
1 Reflects the conversion of Target Fund shares for Acquiring Fund shares as a result of the Reorganization.

Do the Trustees and Officers own shares of the Funds?

As of [___], 2023, the Trustees and Officers of the Trust collectively owned less than 1% of the outstanding shares of each Target Fund.

As of [___], 2023, the Trustees and Officers of the Trust collectively owned less than 1% of the outstanding shares of each Acquiring Fund.

Who are the control persons and owners of record or beneficially 5% or more of a Fund’s outstanding shares?

Although the Trust does not have information concerning the beneficial ownership of shares nominally held by the Depository Trust Company (“DTC”), as of [___], 2023, the name, address, and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of each Fund were as follows:

Fund Name	Name and Address of Account	Percentage
FlexShares® International Quality Dividend Defensive Index Fund	[___]	[___]
FlexShares® International Quality Dividend Index Fund	[___]	[___]
FlexShares® Quality Dividend Dynamic Index Fund	[___]	[___]
FlexShares® Quality Dividend Index Fund	[___]	[___]

MORE INFORMATION ABOUT THE FUNDS
Service Providers.  The Funds use the same service providers, as described below:

•
Transfer Agent. JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as transfer agent (the “Transfer Agent”) for the Funds under an Agency Services Agreement. JPMorgan is located at 70 Fargo Street, Boston, Massachusetts 02210.

•	Administrator. JPMorgan acts as administrator (the “Administrator”) for the Funds under a Fund Servicing Agreement with the Trust.
•	Custodian. JPMorgan acts as Custodian for the Funds under a Global Custody Agreement with the Trust.
•	Legal Counsel. Stradley Ronon Stevens & Young, LLP serves as the Trusts’ legal counsel.
•	Independent Registered Public Accountants. Deloitte & Touche LLP, located at 111 South Wacker Drive, Chicago, Illinois 60606-4301, serves as the independent registered public accounting firm.
•	Securities Lending Agent. JPMorgan serves as securities lending agent (the “Securities Lending Agent”) for the Funds under a Securities Lending Agreement with the Trust.

For a more detailed description of the Funds’ services providers, see the Funds’ Prospectus and SAI.

Additional Information.

The following information about the Acquiring Funds and Target Funds is incorporated herein by reference and considered a part of this Joint Prospectus/Information Statement:(i) the Funds’ Prospectus dated March 1, 2023; (ii) the Funds’ SAI dated March 1, 2023; (iii) the Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2022, and (iv) the Funds’ Semiannual Report to Shareholders for the period ended April 30, 2022.

You may request free copies of the Funds’ Prospectus and SAI (including any supplements thereto), the Annual Report and/or Semiannual Report, which have been filed with the SEC, through our website at flexshares.com or by calling toll‑free at 1-855-FLEXETF (1-855-353-9383).

This Prospectus, which constitutes part of a Registration Statement on Form N-1A filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement.  Reference is hereby made to the Registration Statement on Form N-1A and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, the Office of Investor Education and Advocacy (previously referred to as “SEC Public Reference Rooms”), 100 F Street, N.E., Washington, D.C.  20549 (call 202-551-8090 for hours of operation). To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO
JOINT PROSPECTUS/INFORMATION STATEMENT
Exhibit

A	Form of Agreement and Plan of Reorganization
B	Financial Highlights

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement and Plan”) is adopted as of this [__] day of [_______], 2023 by and among (i) FlexShares Trust (“FlexShares”), on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) FlexShares, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Northern Trust Investments, Inc. (“NTI”), with respect to Section 9.1 only.
WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding shares of beneficial interest of the Acquiring Fund identified on Exhibit A (“Acquiring Fund Shares”), plus cash in lieu of fractional shares, if any, of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute, on a pro rata basis, corresponding Acquiring Fund Shares to its to shareholders of record, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement and Plan (each such transaction, a “Reorganization” and together, the “Reorganizations”);
WHEREAS, FlexShares is an open-end, registered investment company of the management type; and
WHEREAS, this Agreement and Plan is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the other, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement and Plan. If a Reorganization should fail to be consummated, such failure shall not affect the other Reorganization in any way.
1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other,

FlexShares agrees to take the following steps with respect to each Reorganization, the parties to which are set forth in Exhibit A:
(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and issue and deliver to the Target Fund a number of Acquiring Fund Shares, plus cash in lieu of fractional shares, if any, determined in the manner set forth in Section 2.
(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement and Plan on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder.
(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement and Plan (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date FlexShares identifies a liability that should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by FlexShares at Closing and attached to this Agreement and Plan as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the Acquiring Fund Shares pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to all Target Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a). At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.
(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.
(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.
2.	VALUATION
2.1. With respect to each Reorganization:
(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by FlexShares’ board of trustees (“Valuation Time”). On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by as soon as practicable after the Valuation Time.
(b) The net asset value per share of Acquiring Fund Shares issued in connection with the Reorganization shall be the net asset value per share of each Acquiring Fund calculated as of the close of business on the Closing Date.
(c) The number of Acquiring Fund Shares issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each Target Fund’s shares by the net asset value per share of the corresponding Acquiring Fund Shares. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a commission, transaction fee or other similar fee.
(d) All computations of value shall be made by the Target Fund’s and the

Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement and Plan, be deemed to take place simultaneously as of the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
3.2. With respect to each Reorganization:
(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.
(b) FlexShares shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, FlexShares will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.
(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names and addresses of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
(d) FlexShares shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of FlexShares, or the authorized officers of FlexShares, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.
4.	REPRESENTATIONS AND WARRANTIES
4.1. With respect to each Reorganization, FlexShares, on behalf of the Target Fund, represents and warrants to the corresponding Acquiring Fund as follows:
(a) FlexShares is a statutory trust organized under the laws of the State of Maryland, validly existing and in good standing and with power under FlexShares’ governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and Plan and perform its obligations hereunder, and the Target Fund is a duly established and designated separate series of FlexShares;
(b) FlexShares is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933 (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and FlexShares of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”), and the 1940 Act, each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement and Plan;
(d) Except as disclosed to FlexShares, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement and Plan, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets);
(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement and Plan will not result, in (i) a material violation of FlexShares’ Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or FlexShares is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or FlexShares is a party or by which it is bound;
(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or FlexShares, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement and Plan.
(i) The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements.

To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement and Plan, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date. The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by FlexShares, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(n) FlexShares, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and Plan and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and Plan has been duly authorized by all necessary action, if any, on the part of the board of trustees of FlexShares and, with the due authorization, execution and delivery of this Agreement and Plan by the other parties hereto, this Agreement and Plan will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
(p) FlexShares is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
(q) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;
(r) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement and Plan); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and
(s) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(s) with respect to certain state Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to each Reorganization, FlexShares, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Fund as follows:
(a) The Acquiring Fund is duly organized as a series of FlexShares, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Maryland, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and Plan and perform its obligations hereunder;
(b) FlexShares is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, and the 1940 Act, each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement and Plan;
(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement and Plan will not result, in (i) a material violation of FlexShares’ Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or FlexShares is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or FlexShares is a party or by which it is bound;
(g) Except as set forth on Schedule 4.2(g), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement and Plan;
(h) The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(i) Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(j) On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any) required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;
(k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by FlexShares and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(m) FlexShares, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and Plan and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of FlexShares, on behalf of the Acquiring Fund, and with the due authorization, execution and delivery of this Agreement and Plan by the other parties hereto, this Agreement and Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement and Plan, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement and Plan, will be fully paid and non-assessable by FlexShares;
(o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
(p) FlexShares is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
4.3. With respect to each Reorganization, FlexShares, on behalf of the Target Fund and the Acquiring Fund, represents and warrants as follows:
(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;
(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;
(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares, or cash in lieu of fractional shares, if any, will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
5.1. With respect to each Reorganization:
(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
(b) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement and Plan are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement and Plan.
(c) FlexShares, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the Target Fund books and records containing the name, address and number of shares of beneficial interest held by each shareholder for all Target Fund Shareholders as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(d) Subject to the provisions of this Agreement and Plan, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement and Plan.
(e) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
(f) If reasonably requested by the Acquiring Fund, FlexShares, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.
(g) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement and Plan.
(h) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
(i) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
(j) FlexShares, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
6.1. With respect to each Reorganization, the obligations of FlexShares, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, FlexShares’ waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Acquiring Fund and FlexShares contained in this Agreement and Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement and Plan, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) FlexShares shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement and Plan are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement and Plan; and
(c) FlexShares and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement and Plan to be performed or complied with by FlexShares and the Acquiring Fund, on or before the Closing Time.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
7.1. With respect to each Reorganization, the obligations of FlexShares, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of FlexShares and the Target Fund contained in this Agreement and Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement and Plan, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) FlexShares shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement and Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and Plan;
(c) If requested by the Acquiring Fund, FlexShares, on behalf of the Target Fund, shall have delivered to the Acquiring Fund (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of FlexShares, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(f);
(d) FlexShares shall have delivered to the Acquiring Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement and Plan are true and correct at and as of the Closing Time;
(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement and Plan, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of FlexShares, as applicable;
(f) FlexShares and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement and Plan to be performed or complied with by FlexShares and the Target Fund, on or before the Closing Time;
(g) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
(h) FlexShares, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Fund such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as FlexShares may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;
(i) FlexShares shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received;
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, FlexShares shall, at its option, not be required to consummate the transactions contemplated by this Agreement and Plan:
8.1. The Agreement and Plan and transactions contemplated herein shall have been approved by the board of trustees of FlexShares, in accordance with Rule 17a-8 under the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to FlexShares’ knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement and Plan, or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.5. FlexShares (on behalf of each Target Fund and each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable FlexShares, as to the matters set forth on Schedule 8.5. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of FlexShares and others, and the officers of FlexShares shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.5 and absent a change of law or change of fact between the date of this Agreement and Plan and the Closing, each Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code. Notwithstanding anything herein to the contrary, FlexShares may not waive the conditions set forth in this paragraph 8.5.

9.	EXPENSES
9.1. NTI will pay the costs associated with each Reorganization.
10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND
10.1. After the Closing Date, except as otherwise agreed to by the parties, FlexShares shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by FlexShares with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
11.1. The representations, warranties and covenants contained in this Agreement and Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
 This Agreement and Plan may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
This Agreement and Plan may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and Section headings contained in this Agreement and Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement and Plan.
14.2. This Agreement and Plan shall be governed by and construed in accordance with the laws of the State of Maryland and applicable federal law, without regard to its principles of conflicts of laws.
14.3. This Agreement and Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement and Plan.

14.4. This Agreement and Plan may be executed in any number of counterparts, each of which shall be considered an original.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.1 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of FlexShares. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement and Plan to be approved on behalf of each Acquiring Fund and Target Fund.
With respect to Section 9.1 only, Northern Trust Investments, Inc.		FlexShares Trust, on behalf of its respective series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

EXHIBIT A

CHART OF REORGANIZATIONS

TARGET FUND	ACQUIRING FUND	CLOSING DATE

FlexShares International Quality Dividend Defensive Index Fund	FlexShares International Quality Dividend Index Fund	[___]

FlexShares Quality Dividend Dynamic Index Fund	FlexShares Quality Dividend Index Fund	[___]

Schedule 1.2(b)
Excluded Assets
[None]

Schedule 1.2(c)
Excluded Liabilities
[None]

Schedule 4.1(h)
Target Fund Litigation, Administrative Proceedings and Investigations
[None]

Schedule 4.1(s)
Target Fund Tax Returns
[None]

Schedule 4.2(g)
Acquiring Fund Litigation, Administrative Proceedings and Investigations
[None]

Schedule 8.5
Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.
(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund Shares, except with respect to cash in lieu of fractional shares, if any, pursuant to Section 354(a) of the Code.
(viii) The aggregate tax basis of the Acquiring Fund Shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix) The holding period of Acquiring Fund Shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the following Funds’ financial performance for the past five fiscal years or, if shorter, from commencement of operations through October 31, 2022. Certain information reflects financial results for a single share. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the financial statements of the following Funds for the period ended October 31, 2022, is included in the annual report of the Funds and is available upon request.

	FlexShares® International Quality Dividend Defensive Index Fund Year ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 23.82	$ 19.16	$ 21.87	$ 21.39	$ 25.06
PER SHARE
Investment Operations Net Investment Income	0.99(a)	0.93(a)	0.74(a)	1.09(a)	1.14(a)
Net Realized and Unrealized Gain (Loss)	(6.14)	4.62	(2.70)	0.51	(3.54)
Total from Operations	(5.15)	5.55	(1.96)	1.60	(2.40)
Distributions
Net Investment Income	(1.04)	(0.89)	(0.75)	(1.12)	(1.27)
Total from Distributions	(1.04)	(0.89)	(0.75)	(1.12)	(1.27)
Net Asset Value, end of period	$ 17.63	$ 23.82	$ 19.16	$ 21.87	$ 21.39
Total Return Net Asset Value(d)	(22.06)%	29.03%	(8.92)%	7.66%	(10.03)%
RATIOS/SUPPLEMENT DATA Ratios to Average Net Assets
Expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	4.62%	3.91%	3.65%	5.02%	4.68%
Net Investment Income Net of Reimbursements	4.62%	3.92%	3.66%	5.03%	4.68%
Supplemental Data Portfolio Turnover Rate(e)	65%	65%	75%	63%	69%
Net assets, end of period (thousands)	$40,545	$71,459	$59,404	$78,719	$87,703

	FlexShares® International Quality Dividend Index Fund Year ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 25.77	$ 20.15	$ 23.06	$ 22.37	$ 26.27
PER SHARE
Investment Operations Net Investment Income	1.15(a)	0.97(a)	0.79(a)	1.13(a)	1.22(a)
Net Realized and Unrealized Gain (Loss)	(7.23)	5.55	(2.86)	0.70	(3.86)
Total from Operations	(6.08)	6.52	(2.07)	1.83	(2.64)
Distributions
Net Investment Income	(1.22)	(0.90)	(0.84)	(1.14)	(1.26)
Total from Distributions	(1.22)	(0.90)	(0.84)	(1.14)	(1.26)
Net Asset Value, end of period	$ 18.47	$ 25.77	$ 20.15	$ 23.06	$ 22.37
Total Return Net Asset Value(d)	(24.11)%	32.42%	(8.94)%	8.41%	(10.48)%
RATIOS/SUPPLEMENT DATA Ratios to Average Net Assets
Expenses	0.48%	0.48%	0.48%	0.48%	0.47%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	5.11%	3.80%	3.68%	4.98%	4.77%
Net Investment Income Net of Reimbursements	5.11%	3.81%	3.68%	4.98%	4.78%
Supplemental Data Portfolio Turnover Rate(e)	69%	68%	74%	71%	71%
Net assets, end of period (thousands)	$432,097	$616,007	$453,477	$774,685	$765,167

	FlexShares® Quality Dividend Dynamic Index Fund Year ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 62.59	$ 43.94	$ 45.49	$ 42.20	$ 41.84
PER SHARE
Investment Operations Net Investment Income	1.23(a)	1.22(a)	1.33(a)	1.21(a)	1.15(a)
Net Realized and Unrealized Gain (Loss)	(6.97)	18.57	(1.21)	3.26	0.40
Total from Operations	(5.74)	19.79	0.12	4.47	1.55
Distributions
Net Investment Income	(1.27)	(1.14)	(1.67)	(1.18)	(1.19)
Total from Distributions	(1.27)	(1.14)	(1.67)	(1.18)	(1.19)
Net Asset Value, end of period	$ 55.58	$ 62.59	$ 43.94	$ 45.49	$ 42.20
Total Return Net Asset Value(d)	(9.23)%	45.38%	0.86%	10.86%	3.59%
RATIOS/SUPPLEMENT DATA Ratios to Average Net Assets
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	2.07%	2.14%	2.93%	2.81%	2.61%
Net Investment Income Net of Reimbursements	2.08%	2.15%	2.94%	2.82%	2.62%
Supplemental Data Portfolio Turnover Rate(e)	48%	53%	77%	77%	77%
Net assets, end of period (thousands)	$18,062	$21,905	$13,181	$52,308	$44,305

	FlexShares® Quality Dividend Index Fund Year ended October 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 58.35	$ 43.40	$ 46.33	$ 44.53	$ 42.57
PER SHARE
Investment Operations Net Investment Income	1.25(a)	1.16(a)	1.24(a)	1.24(a)	1.20(a)
Net Realized and Unrealized Gain (Loss)	(6.05)	14.89	(2.67)	2.29	1.98
Total from Operations	(4.80)	16.05	(1.43)	3.53	3.18
Distributions
Net Investment Income	(1.27)	(1.10)	(1.25)	(1.19)	(1.22)
From Net Realized Gains	—	—	(0.25)	(0.54)	—
Total from Distributions	(1.27)	(1.10)	(1.50)	(1.73)	(1.22)
Net Asset Value, end of period	$ 52.28	$ 58.35	$ 43.40	$ 46.33	$ 44.53
Total Return Net Asset Value(d)	(8.29)%	37.27%	(2.98)%	8.45%	7.42%
RATIOS/SUPPLEMENT DATA Ratios to Average Net Assets
Expenses	0.38%	0.38%	0.38%	0.38%	0.37%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	2.24%	2.16%	2.79%	2.80%	2.64%
Net Investment Income Net of Reimbursements	2.24%	2.16%	2.79%	2.81%	2.64%
Supplemental Data Portfolio Turnover Rate(e)	40%	51%	75%	95%	76%
Net assets, end of period (thousands)	$1,522,730	$1,642,545	$1,265,177	$1,707,344	$1,759,108

(a) Net investment income per share is based on average shares outstanding.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.
(e) In-kind transactions are not included in portfolio turnover calculations.

PART B
STATEMENT OF ADDITIONAL INFORMATION
 Dated [___], 2023

FLEXSHARES® TRUST
50 South LaSalle Street
Chicago, Illinois 60603
855-353-9383

Acquisition of the Assets of:
FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DEFENSIVE INDEX FUND NYSE Arca, Inc.: IQDE (a series of FlexShares® Trust)
By and in exchange for shares of:
FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND NYSE Arca, Inc.: IQDF (a series of FlexShares® Trust)

Acquisition of the Assets of:
FLEXSHARES® QUALITY DIVIDEND DYNAMIC INDEX FUND NYSE Arca, Inc.: QDYN (a series of FlexShares® Trust)
By and in exchange for shares of:
FLEXSHARES® QUALITY DIVIDEND INDEX FUND NYSE Arca, Inc.: QDF (a series of FlexShares® Trust)

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated [___], 2023 (the “Prospectus/Information Statement”) relating to the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each Fund identified below under the heading “Target Funds”, each a series of FlexShares® Trust (the “Trust”) (each, a “Target Fund” and collectively, the “Target Funds”), into the corresponding series of the Trust identified below under the heading “Acquiring Funds”, each a series of the Trust (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”).

Target Funds	Acquiring Funds
FlexShares® International Quality Dividend Defensive Index Fund, a series of FlexShares® Trust	FlexShares® International Quality Dividend Index Fund, a series of FlexShares® Trust
FlexShares® Quality Dividend Dynamic Index Fund, a series of FlexShares® Trust	FlexShares® Quality Dividend Index Fund, a series of FlexShares® Trust

The Prospectus/Information Statement relating to the above referenced matter may be obtained without charge from upon request by calling the Trust at 1-855-FLEXETF (1-855-353-9383).

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE	3
SUPPLEMENTAL FINANCIAL INFORMATION	4

GENERAL INFORMATION
The Board of Trustees (“Board”) of the Trust reviewed and approved an Agreement and Plan of Reorganization (an “Agreement and Plan”) that provides for the Reorganization of each Target Fund with and into the corresponding Acquiring Fund. The Board has determined that participation by each Fund in its Reorganization is in the best interests of each Target Fund and its corresponding Acquiring Fund. The Board has also concluded that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganizations.
Each Target Fund and Acquiring Fund is a series of the Trust.
Pursuant to the Agreement and Plan, (i) all of a Target Fund’s assets, property, receivables goodwill and other intangible property, any deferred or prepaid expenses shown as an asset on the books of such Target Fund as of the closing time of the applicable Reorganization, and all interests, rights, privileges and powers, other than such Target Fund’s rights under the Agreement and Plan on the Reorganization Date of the applicable Reorganization (“Assets”) will be acquired by the corresponding Acquiring Fund, and (ii) each Acquiring Fund will assume the liabilities of the corresponding Target Fund, in exchange for shares of the Acquiring Fund, plus cash in lieu of fractional shares, if any. According to the Agreement and Plan, each Target Fund will be liquidated and dissolved following the Reorganization. The Board has approved the Agreement and Plan and each Reorganization.  Shareholders of the Target Funds are not required to and are not being asked to approve the Agreement and Plan or the Reorganizations. Pursuant to the Agreement and Plan, shareholders of a Target Fund will receive Acquiring Fund shares, plus cash in lieu of fractional shares, if any, that have the equivalent aggregate net asset value to their shares of the Target Fund. The Reorganizations are currently expected to occur on or about June 30. 2023.

Target Funds	Acquiring Funds
FlexShares® International Quality Dividend Defensive Index Fund, a series of FlexShares® Trust	FlexShares® International Quality Dividend Index Fund, a series of FlexShares® Trust
FlexShares® Quality Dividend Dynamic Index Fund, a series of FlexShares® Trust	FlexShares® Quality Dividend Index Fund, a series of FlexShares® Trust
Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI, relating specifically to the Reorganizations consists of this document and the following described documents, which have each been filed with the U.S. Securities and Exchange Commission, each of which is incorporated by reference herein:

•
Statement of Additional Information dated March 1, 2023, as revised and supplemented to date, with respect to the Target Funds and Acquiring Funds, (previously filed on EDGAR, Accession No. 0001193125-23-050421).

•
The audited financial statements in the Trust’s Annual Report to Shareholders for the fiscal year ended October 31, 2022, with respect to the Funds (previously filed on EDGAR, Accession No. 0001193125-23-003221).

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees of each Acquiring Fund and each Target Fund, and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, are included in the “INFORMATION ABOUT THE FUNDS” section of the Prospectus/Information Statement.

The Reorganizations are expected to result in a material change to each Target Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Funds.  Accordingly, schedules of investments of each Target Fund as of the most recent fiscal year ended October 31, 2022, are set forth below. For illustrative purposes only, footnote disclosure has been added to the schedules of investments to indicate hypothetical changes to each Target Fund’s investment portfolio as if each Reorganization had occurred on October 31, 2022. The schedules of investments as of October 31, 2022 do not reflect current portfolio holdings of a Target Fund or any rebalances or reconstitutions that have been implemented after October 31, 2022, but before the date of this SAI. Had those rebalances and/or reconstitutions been identified in the schedules of investments as of October 31, 2022, additional securities unrelated to investment restrictions of the corresponding Acquiring Fund and the related Reorganization would have been identified as securities no longer held by the applicable Target Fund. In addition, the schedules of investments as of October 31, 2022 do not reflect changes to the current portfolio holdings of a Target Fund arising from any rebalances or reconstitutions that will be implemented after the date of this SAI.  Each Target Fund discloses its portfolio holdings and the percentages they represent of the Target Fund’s net assets each day the Target Funds are open for business online at flexshares.com.

Additionally, there are no material differences in the valuation, tax, or accounting policies of the Target Funds as compared to those of each corresponding Acquiring Fund.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

October 31, 2022

Investments	Shares	Value
COMMON STOCKS – 98.1%		
Aerospace & Defense – 0.1%		
Thales SA†	322	$ 40,943
Air Freight & Logistics – 0.2%		
Deutsche Post AG (Registered)	759	26,938
SG Holdings Co. Ltd.	4,600	61,030
		87,968
Auto Components – 0.8%		
Bridgestone Corp.†	9,300	335,497
Automobiles – 2.7%		
Bajaj Auto Ltd.†	6,785	300,969
Ford Otomotiv Sanayi A/S†	17,503	341,538
Hero MotoCorp Ltd.	9,683	313,128
Mercedes-Benz Group AG†	897	51,952
Toyota Motor Corp.	6,900	95,607
		1,103,194
Banks – 10.6%		
ABN AMRO Bank NV, CVA(a)	9,846	96,885
Banco de Chile	1,178,520	107,748
Banco Santander Chile	1,985,774	71,115
Bank Hapoalim BM	33,373	323,347
Bank Leumi Le-Israel BM†	7,337	70,358
Bank of China Ltd., Class H	414,000	133,432
Bank of Communications Co. Ltd., Class H†	138,000	67,331
Bankinter SA(b)†	63,986	386,779
BOC Hong Kong Holdings Ltd.†	103,500	321,713
China CITIC Bank Corp. Ltd., Class H(b)†	46,000	17,346
China Everbright Bank Co. Ltd., Class H†	253,000	65,427
Commonwealth Bank of Australia†	8,878	594,272
Credit Agricole SA†	11,592	105,244
Hang Seng Bank Ltd.	6,900	97,129
HSBC Holdings plc†	6,187	31,863
Japan Post Bank Co. Ltd.(b)	46,000	306,388
Malayan Banking Bhd.†	35,291	64,118
National Bank of Canada†	1,886	128,254
Nordea Bank Abp	15,640	149,345

Investments	Shares	Value
Banks – (continued)		
Royal Bank of Canada(b)†	8,648	$ 799,150
Sberbank of Russia PJSC* ‡‡	79,800	–
Swedbank AB, Class A†	21,965	327,275
Toronto-Dominion Bank (The)	603	38,544
		4,303,063
Building Products – 0.2%		
Xinyi Glass Holdings Ltd.†	69,000	88,779
Capital Markets – 4.2%		
Amundi SA(a)†	1,817	85,805
Everbright Securities Co. Ltd., Class H(a) (b)†	138,000	74,715
IGM Financial, Inc.†	11,293	301,936
Korea Investment Holdings Co. Ltd.	6,854	238,419
Macquarie Korea Infrastructure Fund	33,212	257,638
Moscow Exchange MICEX-RTS PJSC* ‡‡	227,100	—
NH Investment & Securities Co. Ltd.	44,413	279,676
Samsung Securities Co. Ltd.	12,305	274,270
Singapore Exchange Ltd.	32,200	191,593
		1,704,052
Chemicals – 1.6%		
Evonik Industries AG	3,703	68,274
Nissan Chemical Corp.	5,200	234,400
Yara International ASA†	7,728	344,892
		647,566
Commercial Services & Supplies – 0.2%		
Brambles Ltd.†	12,788	95,511
Construction & Engineering – 0.8%		
Bouygues SA†	3,588	102,414
Taisei Corp.	3,700	100,942
WSP Global, Inc.†	874	107,285
		310,641
Construction Materials – 1.1%		
ACC Ltd.†	11,293	326,099
Ambuja Cements Ltd.†	2,691	17,325

See Accompanying Notes to the Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued) Construction Materials – (continued)		
China Resources Cement Holdings Ltd.(b)†	128,000	$ 46,309
LafargeHolcim Maroc SA†	460	62,138
		451,871
Containers & Packaging – 0.2%		
Klabin SA†	20,700	85,289
Diversified Financial Services – 0.3%		
Power Finance Corp. Ltd.	78,016	108,621
Diversified Telecommunication Services – 3.2%		
Elisa OYJ	6,118	295,745
Emirates Telecommunications Group Co. PJSC†	9,177	64,460
Hellenic Telecommunications Organization SA†	6,095	95,782
Koninklijke KPN NV†	24,081	67,379
Nippon Telegraph & Telephone Corp.	6,600	181,790
Proximus SADP†	5,796	60,779
Spark New Zealand Ltd.	3,450	10,262
Telefonica Deutschland Holding AG†	37,030	80,737
Telefonica SA	29,988	103,291
Telenor ASA†	29,716	270,097
Telia Co. AB(b)†	25,277	66,907
		1,297,229
Electric Utilities – 2.9%		
EDP–Energias de Portugal SA†	25,254	110,447
Endesa SA(b)†	5,336	89,049
Enel SpA	38,571	172,272
Energisa SA†	9,200	85,017
Fortum OYJ(b)†	8,418	118,517
Iberdrola SA	7,320	74,337
Power Grid Corp. of India Ltd.	86,848	239,369
Red Electrica Corp. SA†	6,486	104,811
SSE plc†	6,003	107,544
Transmissora Alianca de Energia Eletrica SA†	11,500	88,081
		1,189,444
Electrical Equipment – 0.1%		
Mitsubishi Electric Corp.†	3,200	28,203

Investments	Shares	Value
Electronic Equipment, Instruments & Components – 1.0%		
AUO Corp.	480,800	$ 252,169
Innolux Corp.†	187,770	69,054
Kingboard Laminates Holdings Ltd.(b)	82,500	65,896
		387,119
Entertainment – 0.9%		
Capcom Co. Ltd.(b)	12,300	343,011
Equity Real Estate Investment Trusts (REITs) – 0.3%		
Gecina SA	368	32,825
Growthpoint Properties Ltd.(b)†	122,981	86,661
		119,486
Food & Staples Retailing – 1.1%		
BIM Birlesik Magazalar A/S	58,535	421,638
Loblaw Cos. Ltd.†	414	33,877
		455,515
Food Products – 3.8%		
JBS SA†	16,100	76,584
Nestle SA (Registered)	13,294	1,448,492
Sime Darby Plantation Bhd.	27,600	25,685
		1,550,761
Gas Utilities – 2.0%		
Grupo Energia Bogota SA ESP†	233,703	78,823
Naturgy Energy Group SA(b)†	11,891	305,094
Petronas Gas Bhd.	87,400	316,104
Snam SpA†	24,380	108,480
		808,501
Health Care Equipment & Supplies – 0.2%		
Fisher & Paykel Healthcare Corp. Ltd.	7,613	86,598
Health Care Providers & Services – 0.9%		
Mitra Keluarga Karyasehat Tbk. PT(a)	1,938,900	343,091
Hotels, Restaurants & Leisure – 0.9%		
McDonald's Holdings Co. Japan Ltd.	2,500	86,790
OPAP SA†	23,644	289,770
		376,560

See Accompanying Notes to the Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)		
Household Durables – 0.8%		
Persimmon plc	14,306	$ 214,949
Sekisui House Ltd.	6,900	114,896
		329,845
Independent Power and Renewable Electricity Producers – 0.2%		
China Resources Power Holdings Co. Ltd.(b)†	46,000	66,921
Huadian Power International Corp. Ltd., Class H	92,000	27,659
		94,580
Industrial Conglomerates – 1.6%		
Alfa SAB de CV, Class A†	69,000	45,713
Jardine Matheson Holdings Ltd.†	1,800	82,836
Quinenco SA	44,367	117,943
Siemens AG (Registered)†	115	12,575
Sime Darby Bhd.	634,800	302,094
Toshiba Corp.†	2,300	80,172
		641,333
Insurance – 3.6%		
AIA Group Ltd.†	4,600	34,838
Allianz SE (Registered)†	1,495	269,216
BB Seguridade Participacoes SA†	62,100	351,374
Great-West Lifeco, Inc.	4,071	94,131
Medibank Pvt Ltd.	44,183	79,390
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	713	188,435
Sampo OYJ, Class A	3,197	146,234
Zurich Insurance Group AG†	736	314,257
		1,477,875
Interactive Media & Services – 0.5%		
Tencent Holdings Ltd.	7,400	193,818
Internet & Direct Marketing Retail – 0.6%		
ZOZO, Inc.†	11,300	240,620
IT Services – 2.4%		
HCL Technologies Ltd.	29,394	369,709
Itochu Techno-Solutions Corp.(b)†	10,600	246,039

Investments	Shares	Value
IT Services – (continued)		
Tata Consultancy Services Ltd.	9,683	$ 373,522
		989,270
Leisure Products – 0.6%		
Shimano, Inc.†	1,600	248,394
Life Sciences Tools & Services – 0.1%		
Sartorius Stedim Biotech†	69	21,904
Machinery – 0.8%		
Atlas Copco AB, Class B	4,255	41,178
Knorr-Bremse AG	1,127	50,748
Kone OYJ, Class B	5,796	237,445
		329,371
Marine – 1.8%		
AP Moller–Maersk A/S, Class A†	84	168,166
AP Moller–Maersk A/S, Class B†	133	278,270
Mitsui OSK Lines Ltd.(b)†	1,000	19,854
SITC International Holdings Co. Ltd.†	104,000	170,378
Yang Ming Marine Transport Corp.†	54,000	100,886
		737,554
Media – 0.5%		
Publicis Groupe SA	2,139	119,953
Quebecor, Inc., Class B	3,795	71,446
		191,399
Metals & Mining – 6.0%		
BHP Group Ltd.†	41,653	995,084
China Hongqiao Group Ltd.†	161,000	114,240
Fortescue Metals Group Ltd.(b)	28,911	271,761
Gerdau SA (Preference)	23,000	112,869
Kinross Gold Corp.	28,129	101,871
Kumba Iron Ore Ltd.	12,328	232,097
Magnitogorsk Iron & Steel Works PJSC‡	172,884	–
Novolipetsk Steel PJSC‡	47,108	– 10,378
Rio Tinto Ltd.†	184	
Rio Tinto plc†	11,224	586,305
Severstal PAO‡†	6,900	–
		2,424,605

See Accompanying Notes to the Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)		
Multiline Retail – 1.1%		
B&M European Value Retail SA(b)†	18,101	$ 67,232
Canadian Tire Corp. Ltd., Class A(b)†	690	77,237
Dollarama, Inc.	2,116	125,575
Wesfarmers Ltd.†	5,635	163,806
		433,850
Multi-Utilities – 0.1%		
Engie SA†	3,772	49,039
Oil, Gas & Consumable Fuels – 7.9%		
Adaro Energy Indonesia Tbk. PT†	1,573,200	401,432
Aker BP ASA(b)	1,794	57,184
BP plc†	92,851	512,925
China Petroleum & Chemical Corp., Class H†	230,000	90,830
Exxaro Resources Ltd.†	26,105	290,518
LUKOIL PJSC‡†	240	–
Neste OYJ†	2,760	120,953
Ovintiv, Inc.(b)	1,817	92,031
Pembina Pipeline Corp.(b)	3,657	120,591
Petroleo Brasileiro SA	55,200	349,888
Petroleo Brasileiro SA (Preference)	64,400	365,861
Shell plc†	16,905	467,904
Surgutneftegas PJSC (Preference)‡	276,000	–
TotalEnergies SE†	6,348	345,700
		3,215,817
Personal Products – 2.2%		
Hengan International Group Co. Ltd.†	69,000	267,655
L'Oreal SA†	1,817	571,254
Unilever plc†	1,150	52,624
		891,533
Pharmaceuticals – 7.9%		
GSK plc	27,117	446,088
Novartis AG (Registered)	6,003	485,279
Novo Nordisk A/S, Class B	1,311	142,560
Orion OYJ, Class B	7,337	337,558
Roche Holding AG	5,290	1,757,871

Investments	Shares	Value
Pharmaceuticals – (continued)		
Sanofi	483	$ 41,689
		3,211,045
Professional Services – 0.8%		
Nihon M&A Center Holdings, Inc.†	11,000	124,553
RELX plc†	391	10,539
Thomson Reuters Corp.(b)	1,794	190,559
		325,651
Real Estate Management & Development – 1.7%		
CIFI Holdings Group Co. Ltd.(b)†	322,000	21,330
Country Garden Holdings Co. Ltd.(b)†	299,000	38,471
Daito Trust Construction Co. Ltd.†	3,600	356,282
Greentown Service Group Co. Ltd.(a) (b)	108,000	44,301
Hopson Development Holdings Ltd.(b)†	71,300	57,223
Land & Houses PCL, NVDR	483,000	116,753
Longfor Group Holdings Ltd.(c)†	33,000	42,039
		676,399
Road & Rail – 1.3%		
Aurizon Holdings Ltd.†	124,936	289,203
Canadian National Railway Co.	1,909	225,881
		515,084
Semiconductors & Semiconductor Equipment – 2.5%		
Advantest Corp.(b)	500	26,440
ASML Holding NV	391	184,721
Novatek Microelectronics Corp.	28,000	209,419
Powerchip Semiconductor Manufacturing Corp.	46,000	43,969
Taiwan Semiconductor Manufacturing Co. Ltd.†	46,000	556,754
		1,021,303
Software – 0.1%		
SAP SE†	253	24,423
Specialty Retail – 1.6%		
Hikari Tsushin, Inc.(b)†	700	84,630
Home Product Center PCL, NVDR†	276,000	105,875
Industria de Diseno Textil SA(b)†	14,306	324,356
Topsports International Holdings Ltd.(a)†	23,000	11,603

See Accompanying Notes to the Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued) Specialty Retail – (continued)		
USS Co. Ltd.	9,200	$ 139,082
		665,546
Technology Hardware, Storage & Peripherals – 2.7%		
Asustek Computer, Inc.†	11,000	80,565
Catcher Technology Co. Ltd.†	23,000	120,987
FUJIFILM Holdings Corp.	2,600	119,281
Inventec Corp.†	110,000	83,296
Lite-On Technology Corp.	152,000	301,901
Ricoh Co. Ltd.†	12,500	91,667
Samsung Electronics Co. Ltd.	6,992	291,569
		1,089,266
Textiles, Apparel & Luxury Goods – 0.5%		
Kering SA	138	63,245
LVMH Moet Hennessy Louis Vuitton SE†	230	145,258
		208,503
Tobacco – 4.0%		
British American Tobacco plc	10,672	421,881
Imperial Brands plc†	16,031	392,033
ITC Ltd.†	74,727	314,787
Japan Tobacco, Inc.†	22,000	364,706
Swedish Match AB†	12,581	129,334
		1,622,741
Trading Companies & Distributors – 1.2%		
ITOCHU Corp.(b)	7,600	196,807
Mitsubishi Corp.	6,900	187,129
Sumitomo Corp.†	8,400	107,123
		491,059
Transportation Infrastructure – 0.7%		
Westports Holdings Bhd.	425,500	302,386
Wireless Telecommunication Services – 2.0%		
KDDI Corp.†	9,200	272,035
SoftBank Corp.	11,600	114,373
Tele2 AB, Class B	28,612	234,376
Vodafone Group plc	145,199	169,917
		790,701
Total Common Stocks (Cost $44,872,925)		**39,803,427**

Investments	Principal	Value
SECURITIES LENDING REINVESTMENTS(d) – 0.9%		
REPURCHASE AGREEMENTS – 0.9%		
Citigroup Global Markets, Inc., 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $349,171, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 5.50%, maturing 7/15/2028 – 1/15/2029; total market value $351,621 (Cost $349,142)†	$349,142	$ 349,142
Total Investments – 99.0% (Cost $45,222,067)		**40,152,569**
Other assets less liabilities – 1.0%		392,772
NET ASSETS – 100.0%		**$40,545,341**

* *Non-income producing security.*

(a) *Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.*

(b) *The security or a portion of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $4,025,435, collateralized in the form of cash with a value of $349,142 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,313,552 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.63%, and maturity dates ranging from November 10, 2022 – May 15, 2052 and $717,486 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 22, 2023 – June 30, 2120; a total value of $4,380,180.*

(c) *Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.*

(d) *The security was purchased with cash collateral held from securities on loan at October 31, 2022. The total value of securities purchased was $349,142.*

‡ *Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.*

† *Security expected to be disposed of assuming the Reorganization occurred on October 31, 2022.*

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Abbreviations

CVA – Dutch Certification
NVDR – Non-Voting Depositary Receipt
OYJ – Public Limited Company
PJSC – Public Joint Stock Company
Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 2,762,867
Aggregate gross unrealized depreciation	(8,040,597)
Net unrealized depreciation	$ (5,277,730)
Federal income tax cost	$45,415,127

Futures Contracts†

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of October 31, 2022:

Value and Number of Contracts		Expiration Date	Trading Currency	Notional Amount	Unrealized Depreciation*
Long Contracts					
MSCI EAFE E-Mini Index†	6	12/16/2022	USD	$526,770	$(15,308)
MSCI Emerging Markets E-Mini Index†	5	12/16/2022	USD	213,400	(18,134)
					$(33,442)

† It is expected that any open positions in futures contracts will be closed out prior to the date of the Reorganization.
** This amount represents the cumulative appreciation/depreciation on futures contracts. Current day's variation margin is reported within the Statement of Assets and Liabilities for futures contracts.*

Forward Foreign Currency Contracts†

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of October 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	70,546	Morgan Stanley	AUD	105,364	12/21/2022	$ 3,060
USD	76,143	Citibank NA	CHF	73,000	12/21/2022	2,746
USD	231,254	Morgan Stanley	EUR	230,000	12/21/2022	2,973
USD	274,235	Bank of New York	JPY	38,900,000	12/21/2022	10,810
USD	41,931	JPMorgan Chase Bank	ZAR	750,000	12/21/2022	1,278
Total unrealized appreciation						$20,867
CAD	76,000	Toronto-Dominion Bank (The)	USD	57,095	12/21/2022	$ (1,345)
NOK	59,477	Morgan Stanley	USD	5,788	12/21/2022	(57)
USD	18,524	Citibank NA	BRL*	100,000	12/21/2022	(332)
USD	77,567	Bank of New York	GBP	68,000	12/21/2022	(863)
Total unrealized depreciation						$ (2,597)
Net unrealized appreciation						$18,270

† It is expected that any open positions in forward foreign currency contracts will be closed out prior to the date of the Reorganization.

See Accompanying Notes to the Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022.

* Non-deliverable forward. See Note 2 in the Notes to Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022. Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
USD — US Dollar
ZAR — South African Rand

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2022:

Australia	6.2%
Belgium	0.1
Brazil	3.7
Canada	6.2
Chile	0.7
China	3.6
Colombia	0.2
Denmark	1.4
Finland	3.1
France	4.3
Germany	1.9
Greece	0.9
Hong Kong	1.8
India	5.8
Indonesia	1.8
Israel	1.0
Italy	0.7
Japan	12.1
Malaysia	2.5
Mexico	0.1
Morocco	0.1
Netherlands	0.9
New Zealand	0.2
Norway	1.7
Portugal	0.3
Singapore	0.7
South Africa	1.5
South Korea	3.3
Spain	3.4
Sweden	2.3
Switzerland	9.9
Taiwan	4.5
Thailand	0.5
Turkey	1.9
United Arab Emirates	0.2
United Kingdom	8.6
Other[1]	1.9
	100.0%

[1] Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022.

Schedule of Investments
FlexShares® Quality Dividend Dynamic Index Fund

October 31, 2022

Investments	Shares	Value
COMMON STOCKS – 97.9%		
Air Freight & Logistics – 1.6%		
United Parcel Service, Inc., Class B	1,703	$ 285,712
Banks – 5.4%		
Bank of America Corp.†	741	26,706
Citigroup, Inc.	4,472	205,086
Comerica, Inc.	1,157	81,569
Cullen/Frost Bankers, Inc.	715	110,861
JPMorgan Chase & Co.†	4,355	548,207
US Bancorp	143	6,070
		978,499
Beverages – 0.3%		
Coca-Cola Co. (The)	468	28,010
PepsiCo, Inc.	117	21,245
		49,255
Biotechnology – 2.7%		
AbbVie, Inc.	1,027	150,353
Amgen, Inc.†	1,248	337,397
		487,750
Building Products – 1.3%		
A O Smith Corp.	1,469	80,472
Masco Corp.†	1,365	63,158
Owens Corning(a)	1,092	93,486
		237,116
Capital Markets – 1.1%		
Ameriprise Financial, Inc.†	390	120,557
Janus Henderson Group plc(a)	3,354	76,370
		196,927
Chemicals – 2.0%		
Chemours Co. (The)†	2,665	76,299
Dow, Inc.	2,015	94,181
Eastman Chemical Co.	819	62,907
LyondellBasell Industries NV, Class A†	949	72,551
Olin Corp.†	962	50,938
		356,876
Commercial Services & Supplies – 0.6%		
Cintas Corp.	260	$ 111,163
Communications Equipment – 2.4%		
Cisco Systems, Inc.†	9,568	434,674
Consumer Finance – 2.0%		
Ally Financial, Inc.	858	23,646
Capital One Financial Corp.†	1,014	107,504
Discover Financial Services	949	99,133
OneMain Holdings, Inc.	1,144	44,113
Synchrony Financial	2,392	85,059
		359,455
Containers & Packaging – 0.2%		
International Paper Co.†	1,079	36,265
Diversified Financial Services – 0.9%		
Equitable Holdings, Inc.	2,522	77,224
Voya Financial, Inc.(a)†	1,261	86,202
		163,426
Diversified Telecommunication Services – 1.0%		
AT&T, Inc.†	6,474	118,021
Lumen Technologies, Inc.(a)†	8,567	63,053
		181,074
Electric Utilities – 0.4%		
PPL Corp.†	2,561	67,841
Equity Real Estate Investment Trusts (REITs) – 3.4%		
Brixmor Property Group, Inc.†	4,095	87,265
Equity Residential	1,339	84,384
Highwoods Properties, Inc.†	2,392	67,526
Lamar Advertising Co., Class A†	975	89,924
Regency Centers Corp.	1,430	86,529
Simon Property Group, Inc.†	949	103,422
Weyerhaeuser Co.	2,925	90,470
		609,520
Food & Staples Retailing – 0.1%		
Costco Wholesale Corp.†	39	19,559
Health Care Equipment & Supplies – 2.2%		
Abbott Laboratories	4,069	402,587

See Accompanying Notes to the Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued) Health Care Providers & Services – 1.4%		
Cardinal Health, Inc.(a)†	1,417	$ 107,550
UnitedHealth Group, Inc.	260	144,339
		251,889
Hotels, Restaurants & Leisure – 2.1%		
Boyd Gaming Corp.†	1,755	101,369
International Game Technology plc	4,485	89,924
Red Rock Resorts, Inc., Class A	2,405	100,168
Wyndham Hotels & Resorts, Inc.	1,066	80,942
		372,403
Household Products – 0.6%		
Procter & Gamble Co. (The)	871	117,298
Independent Power and Renewable Electricity Producers – 0.5%		
AES Corp. (The)	3,315	86,720
Industrial Conglomerates – 0.9%		
3M Co.	1,313	165,162
Insurance – 4.0%		
Aflac, Inc.	1,781	115,961
American International Group, Inc.	533	30,381
Lincoln National Corp.	1,963	105,747
MetLife, Inc.	1,755	128,483
Principal Financial Group, Inc.	1,352	119,152
Prudential Financial, Inc.†	1,079	113,500
Unum Group	2,535	115,571
		728,795
Internet & Direct Marketing Retail – 0.3%		
eBay, Inc.	1,456	58,007
IT Services – 6.4%		
Accenture plc, Class A†	1,131	321,091
Genpact Ltd.†	234	11,349
International Business Machines Corp.	1,976	273,261
Mastercard, Inc., Class A	936	307,177
Paychex, Inc.†	845	99,972
Visa, Inc., Class A(a)	377	78,099
Western Union Co. (The)	4,641	62,700
		1,153,649
Machinery – 1.9%		
Crane Holdings Co.	923	$ 92,614
Illinois Tool Works, Inc.†	715	152,674
Snap-on, Inc.	442	98,146
		343,434
Marine – 0.3%		
ZIM Integrated Shipping Services Ltd.(a)†	1,963	46,111
Media – 3.4%		
Comcast Corp., Class A†	8,242	261,601
Interpublic Group of Cos., Inc. (The)	3,146	93,719
Nexstar Media Group, Inc., Class A	494	84,622
Sirius XM Holdings, Inc.(a)†	14,885	89,906
TEGNA, Inc.	4,511	94,190
		624,038
Metals & Mining – 1.6%		
Freeport-McMoRan, Inc.†	3,484	110,408
Nucor Corp.	806	105,892
United States Steel Corp.(a)	3,900	79,404
		295,704
Mortgage Real Estate Investment Trusts (REITs) – 0.3%		
AGNC Investment Corp.(a)	7,683	63,154
Multiline Retail – 0.6%		
Macy's, Inc.†	4,849	101,102
Oil, Gas & Consumable Fuels – 6.9%		
APA Corp.	2,782	126,470
Chevron Corp.	299	54,089
Devon Energy Corp.(a)	1,664	128,711
Diamondback Energy, Inc.	793	124,588
Exxon Mobil Corp.†	1,378	152,696
Magnolia Oil & Gas Corp., Class A(a)†	4,056	104,158
Marathon Oil Corp.	4,225	128,651
Occidental Petroleum Corp.(a)†	2,184	158,558
Pioneer Natural Resources Co.(a)	234	60,000
SM Energy Co.	2,262	101,745
Targa Resources Corp.†	1,495	102,213
		1,241,879

See Accompanying Notes to the Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)		
Paper & Forest Products – 0.5%		
Louisiana-Pacific Corp.(a)	1,677	$ 95,002
Pharmaceuticals – 6.9%		
Eli Lilly & Co.	78	28,243
Johnson & Johnson†	3,809	662,652
Merck & Co., Inc.	234	23,681
Pfizer, Inc.†	11,323	527,085
		1,241,661
Professional Services – 0.7%		
Korn Ferry	624	34,688
Robert Half International, Inc.	1,209	92,440
		127,128
Road & Rail – 2.1%		
Old Dominion Freight Line, Inc.(a)†	364	99,954
Union Pacific Corp.	1,443	284,473
		384,427
Semiconductors & Semiconductor Equipment – 4.9%		
Applied Materials, Inc.†	2,028	179,052
Broadcom, Inc.†	858	403,363
Lam Research Corp.	325	131,554
Microchip Technology, Inc.	1,300	80,262
NVIDIA Corp.†	624	84,221
		878,452
Software – 5.4%		
Microsoft Corp.	3,107	721,228
NortonLifeLock, Inc.	4,290	96,654
Oracle Corp.	585	45,671
Roper Technologies, Inc.	260	107,780
		971,333
Specialty Retail – 4.9%		
Bath & Body Works, Inc.†	1,209	40,356
Best Buy Co., Inc.	1,261	86,265
Dick's Sporting Goods, Inc.(a)†	897	102,043
Home Depot, Inc. (The)	962	284,877
Lowe's Cos., Inc.	1,482	288,916
Williams-Sonoma, Inc.†	624	77,270
		879,727

Investments	Shares	Value
Technology Hardware, Storage & Peripherals – 8.9%		
Apple, Inc.	10,231	$ 1,568,821
Seagate Technology Holdings plc	962	47,773
		1,616,594
Textiles, Apparel & Luxury Goods – 0.9%		
Ralph Lauren Corp.	806	74,708
Tapestry, Inc.†	2,652	84,016
		158,724
Tobacco – 2.8%		
Altria Group, Inc.†	4,173	193,085
Philip Morris International, Inc.†	3,445	316,423
		509,508
Trading Companies & Distributors – 1.1%		
Fastenal Co.	1,924	92,987
WW Grainger, Inc.	182	106,352
		199,339
Total Common Stocks (Cost $16,262,177)		17,688,939
	Principal Amount	
SECURITIES LENDING REINVESTMENTS(b) – 1.4%		
REPURCHASE AGREEMENTS – 1.4%		
Citigroup Global Markets, Inc., 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $248,002, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 5.50%, maturing 7/15/2028 – 1/15/2029; total market value $249,743 (Cost $247,981)	$247,981	247,981
Total Investments – 99.3% (Cost $16,510,158)		**17,936,920**
Other assets less liabilities – 0.7%		125,543
NET ASSETS – 100.0%		**$18,062,463**

(a) The security or a portion of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $1,462,542, collateralized in the form of cash with a value of $247,981 that was reinvested in the securities shown in the

See Accompanying Notes to the Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Securities Lending Reinvestment section of the Schedule of Investments and $1,253,747 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.63%, and maturity dates ranging from November 15, 2022 – May 15, 2052; a total value of $1,501,728.

(h) *The security was purchased with cash collateral held from securities on loan at October 31, 2022. The total value of securities purchased was $247,981.*

† *Security expected to be disposed of assuming the Reorganization occurred on October 31, 2022.*

Percentages shown are based on Net Assets.

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 2,495,265
Aggregate gross unrealized depreciation	(1,079,098)
Net unrealized appreciation	$ 1,416,167
Federal income tax cost	$16,510,604

Futures Contracts†

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of October 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts					
S&P 500 Micro E-Mini Index	19	12/16/2022	USD	$368,885	$(10,149)

† *It is expected that any open positions in futures contracts will be closed out prior to the date of the Reorganization.*

* *This amount represents the cumulative appreciation/depreciation on futures contracts. Current day's variation margin is reported within the Statement of Assets and Liabilities for futures contracts.*

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements included in the Annual Report for the fiscal year ended October 31, 2022.

PART C
OTHER INFORMATION

Item 15. Indemnification.

Section 3 of Article IV of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides for indemnification of the Registrant’s officers and Trustees under certain circumstances.

Section 8 of the Investment Advisory and Ancillary Services Agreement between the Registrant and Northern Trust Investments, Inc. (the “Investment Adviser” or “NTI”) provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject.

Paragraph 6 of the Distribution Agreement between the Registrant and ACA Foreside (“Foreside”) provides that the Registrant will indemnify Foreside against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by Foreside, or those resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of Foreside. Paragraph 6 of the Distribution Agreement also provides that Foreside will indemnify the Trustees and officers of the Registrant against certain liabilities relating to allegations of wrongful acts of Foreside, Foreside’s breach of any obligation, representation or warranty under the Distribution Agreement, Foreside’s failure to comply in any material respect with applicable securities laws, and allegations of untrue statements or omissions of material fact resulting from the reliance on information furnished to the Registrant by Foreside.

A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 16. Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;
	(a)	Certificate of Trust dated May 13, 2010[1]
	(b)	Amendment to the Certificate of Trust dated April 12, 2011[1]
	(c)	Amended and Restated Agreement and Declaration of Trust dated June 28, 2011[3]
	(d)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated December 12, 2013[7]
	(e)	Amended and Restated Schedule A to the Amended and Restated Agreement and Declaration of Trust as of June 18, 2021[21]
	(f)	Amended and Restated Schedule A to the Amended and Restated Agreement and Declaration of Trust as of December 9, 2022[24]

(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;
	(a)	Amended and Restated By-Laws of the Trust[3]
	(b)	Amendment to the Amended and Restated By-Laws of the Trust dated September 24, 2015[10]

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
	(a)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Information Statement.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

Articles IV, V, VI, VII and IX of the Amended and Restated Agreement and Declaration of Trust dated June 28, 2011[3]

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
	(a)	Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, Inc.[3]
	(b)	Amended and Restated Appendix A to the Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, Inc.[22]
	(c)	Expense Reimbursement Agreement between the Trust and Northern Trust Investments, Inc., dated December 9, 2021[23]
	(d)	Amendment to Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, Inc.[12]
	(e)	Amendment No. 2 to Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, Inc.[14]
	(f)	Amendment No. 3 to Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, Inc.[24]
	(g)	Amendment to Exhibit A to Expense Reimbursement Agreement between the Trust and Northern Trust Investments, Inc. dated July 11, 2022[24]
	(h)	Expense Reimbursement Agreement between the Trust and Northern Trust Investments, Inc., dated March 1, 2023[24]

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreement between the Trust and Foreside Fund Services, LLC[14]
	(b)	First Amendment to Distribution Agreement between the Trust and Foreside Fund Services, LLC (amending Exhibit A)[16]
	(c)	Second Amendment to Distribution Agreement between the Trust and Foreside Fund Services, LLC (amending Exhibit A)[18]
	(d)	Third Amendment to Distribution Agreement between the Trust and Foreside Fund Services, LLC dated September 6, 2019[19]
	(e)	Fourth Amendment to Distribution Agreement between the Trust and Foreside Fund Services, LLC[22]
	(f)	Novation Agreement between the Trust and Foreside Fund Services, LLC[24]
	(g)	Form of Authorized Participant Agreement[3]

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

	(a)	Global Custody Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[3]
	(b)	Amendment to the Global Custody Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated July 22, 2014[7]
	(c)	Amendment to the Global Custody Agreement between the Trust and J.P. Morgan Chase Bank, N.A. (amending Appendix A)[18]
	(d)	Amendment to the Global Custody Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated September 1, 2020[20]
	(e)	Amendment to the Global Custody Agreement between the Trust and J.P. Morgan Chase Bank, N.A. (amending Appendix A)[22]
	(f)	Amendment to the Global Custody Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated September 1, 2022[24]

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Distribution and Service Plan, adopted July 14, 2011[3]

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;
Opinion and Consent of Counsel attached as Exhibit No. EX-99.11.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

Opinion and Consent of Counsel regarding tax matters to be filed by Amendment.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
	(a)	Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[3]
	(b)	Amendment to the Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated July 22, 2014[7]
	(c)	Amendment to the Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A. (amending Appendix A)[18]
	(d)	Amendment to the Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated September 9, 2019[19]
	(e)	Amendment to the Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated September 1, 2020[20]
	(f)	Amendment to the Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A. (amending Appendix A)[22]
	(g)	Amendment to the Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated July 7, 2022[24]
	(h)	Amendment to the Agency Servicing Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated September 1, 2022[24]
	(i)	Fund Servicing Agreement between the Trust and the J.P. Morgan Chase Bank, N.A.[4]

(j)	Amendment to the Fund Servicing Agreement between the Trust and the J.P. Morgan Chase Bank, N.A. dated July 22, 2014[7]
(k)	Amendment to the Fund Servicing Agreement between the Trust and the J.P. Morgan Chase Bank, N.A. dated August 20, 2018[16]
(l)	Amendment to the Fund Servicing Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated April 17, 2019[18]
(m)	Amendment to the Fund Servicing Agreement between the Trust and J.P. Morgan Chase Bank, N.A. (amending Appendix A)[18]
(n)	Amendment to the Fund Servicing Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated April 29, 2020[20]
(o)	Amendment to the Fund Servicing Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated September 1, 2020[20]
(p)	Amendment to the Fund Servicing Agreement between the Trust and J.P. Morgan Chase Bank, N.A. (amending Appendix A)[22]
(q)	Amendment to the Fund Servicing Agreement between the Trust and J.P. Morgan Chase Bank, N.A. dated September 1, 2022[24]
(r)	Form of Sublicense Agreement between the Trust and Northern Trust Investments, Inc.[3]
(s)	License Agreement between the Trust and Northern Trust Investments, Inc. (FlexShares® Quality Dividend Funds)[5]
(t)	License Agreement between the Trust and Northern Trust Investments, Inc. (FlexShares® Global Quality Real Estate Index Fund)[6]
(u)	License Agreement dated October 29, 2014 between the Trust and Northern Trust Investments, Inc. (FlexShares® Credit-Scored US Corporate Bond Index Fund)[8]
(v)
License Agreement dated September 3, 2015 between the Trust and Northern Trust Investments, Inc. (FlexShares® US Quality Large Cap Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund)[9]

(w)	License Agreement between the Trust and Northern Trust Investments, Inc. (FlexShares® Real Assets Allocation Index Fund)[11]
(x)	License Agreement between the Trust and Northern Trust Investments, Inc. (FlexShares® High Yield Value-Scored Bond Index Fund)[15]
(y)
License Agreement between the Trust and Northern Trust Investments, Inc. (FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets Ex-US Quality Low Volatility Index Fund and FlexShares® Emerging Markets Quality Low Volatility Index Fund)[18]

(z)
License Agreement dated January 24, 2020 between the Trust and Northern Trust Investments, Inc. (FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund)[19]

(aa)
License Agreement between the Trust and Northern Trust Investments, Inc. (FlexShares® ESG & Climate US Large Cap Core Index Fund, FlexShares® ESG & Climate Developed Markets Ex-US Core Index Fund, FlexShares® ESG & Climate Emerging Markets Core Index Fund, FlexShares® ESG & Climate High Yield Corporate Core Index Fund and FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund)[23]

(bb)	Form of Rule 12d1-4 Fund of Funds Investment Agreement[23]
(cc)	Initial Capital Agreement[3]

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
Consent of Independent Registered Public Accounting Firm attached as Exhibit No. EX-99.14.

(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
Powers of Attorney attached as Exhibit No. EX-99.16.

(17)	Any additional exhibits which the Registrant may wish to file.
(a) Amended Code of Ethics of the Trust[20]
(b) Amended and Restated Code of Ethics of Northern Trust Investments, Inc.[21]

(1)	Incorporated herein by reference to the Initial Registration Statement filed on May 5, 2011.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 filed on August 8, 2011.
(3)	Incorporated herein by reference to Pre-Effective Amendment No. 2 filed on September 1, 2011.
(4)	Incorporated herein by reference to Post-Effective Amendment No. 2 filed on October 18, 2011.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 32 filed on February 28, 2013.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 42 filed on February 28, 2014.
(7)	Incorporated herein by reference to Post-Effective Amendment No. 47 filed on August 13, 2014.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 50 filed on November 3, 2014.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 58 filed on September 3, 2015.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 60 filed on November 3, 2015.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 61 filed on November 6, 2015.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 70 filed on November 10, 2016.
(13)	Incorporated herein by reference to Post-Effective Amendment No. 72 filed on February 24, 2017.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 74 filed on February 26, 2018.
(15)	Incorporated herein by reference to Post-Effective Amendment No. 78 filed on June 21, 2018.
(16)	Incorporated herein by reference to Post-Effective Amendment No. 80 filed on February 26, 2019.
(17)	Incorporated herein by reference to Post-Effective Amendment No. 82 filed on April 11, 2019.
(18)	Incorporated herein by reference to Post-Effective Amendment No. 83 filed on June 24, 2019.
(19)	Incorporated herein by reference to Post-Effective Amendment No. 86 filed on February 26, 2020.
(20)	Incorporated herein by reference to Post-Effective Amendment No. 88 filed on February 24, 2021.
(21)	Incorporated herein by reference to Post-Effective Amendment No. 89 filed on June 24, 2021.
(22)	Incorporated herein by reference to Post-Effective Amendment No. 90 filed on September 3, 2021.
(23)	Incorporated herein by reference to Post-Effective Amendment No. 91 filed on February 25, 2022.
(24)	Incorporated herein by reference to Post-Effective Amendment No. 92 filed on February 27, 2023.

Item 17. Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Chicago and State of Illinois on the 10th day of May, 2023.

FLEXSHARES® TRUST

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Name	Title	Date
/s/ Sarah N. Garvey*	Trustee	May 10, 2023
Sarah N. Garvey

/s/ Philip G. Hubbard*	Trustee	May 10, 2023
Philip G. Hubbard

/s/ Eric T. McKissack*	Trustee	May 10, 2023
Eric T. McKissack

/s/ Darek Wojnar*	Trustee	May 10, 2023
Darek Wojnar

/s/ Peter K. Ewing	President (Principal Executive Officer)	May 10, 2023
Peter K. Ewing

/s/ Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	May 10, 2023
Randal E. Rein

*By:	/s/ Peter K. Ewing
Peter K. Ewing
(Attorney-in-Fact)
*Pursuant to a power of attorney filed herewith.

Exhibit Index

EX-99.11	Opinion and Consent of Counsel
EX-99.14	Consent of Independent Registered Public Accounting Firm
EX-99.16	Powers of Attorney